UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 94.5%
Alabama – 2.2%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)
$ 6,875,000	14.020%	11/03/16	$ 10,160,769
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
3,405,000	5.375	12/01/16	3,654,348
4,425,000	5.500	12/01/21	4,605,230
5,775,000	5.625	12/01/26	5,948,019
16,515,000	5.750	12/01/36	16,835,061
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
1,000,000	5.000	06/01/25	1,026,030
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	7,891,725
Prattville Alabama Industrial Development Board Environmental Improvement RB Refunding for International Paper Co. Project Series A (AMT) (BBB/Baa3)
3,185,000	4.750	12/01/30	3,184,968
Selma Industrial Development Board Gulf Opportunity Zone Bonds for International Paper Company Project Series 2011 A (BBB/Baa3)
2,250,000	5.375	12/01/35	2,412,000
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	7,622,800
15,000,000	6.000	08/01/35	14,723,700

			78,064,650

Arizona – 2.5%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB-/Baa3)
7,000,000	4.500	03/01/30	7,131,530
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(b)
39,070,000	1.180	02/02/15	36,870,750
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,325,000	6.250	12/01/46	1,401,121
City of Tempe Industrial Development Authority RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,323,700
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	10,415,856
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB-/Baa3)
5,000,000	6.250	01/01/38	5,566,650
Pima County IDA RB for Tucson Electric Power Co. Project RMKT 01/12/10 Series 2008 B (BBB-/Baa3)
7,850,000	5.750	09/01/29	8,321,000
Pima County IDA RB for Tucson Electric Power Co. Project Series 2010 A (BBB-/Baa3)
7,485,000	5.250	10/01/40	7,835,897
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB-/Baa3)
5,350,000	4.500	06/01/30	5,452,666

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
$ 500,000	6.250%	07/01/29	$ 576,890
1,000,000	6.500	07/01/39	1,149,800
University Medical Center Corp. RB Series 2011 (GO OF CORP) (BBB+/Baa1)
3,500,000	6.000	07/01/39	3,990,105

			90,035,965

California – 14.3%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa3)(c)
1,600,000	0.000	08/01/26	851,840
Alameda County Oakland Unified School District GO Bonds for Election of 2006 Series 2012 A (NR/NR)
2,800,000	5.500	08/01/32	3,008,236
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA-/Aa3)(c)
1,210,000	0.000	08/01/36	307,679
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (AGM) (AA-/Aa3)(c)
855,000	0.000	09/01/29	364,008
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA-/Aa3)(c)
1,055,000	0.000	08/01/25	565,332
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (AA-/Aa3)
5,870,000	5.250	11/15/46	6,153,521
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB/Baa2)
19,500,000	5.500	02/01/39	20,183,085
California Public Works Board Lease RB for various Judicial Council Projects Series 2011 D (BBB+/A2)
3,000,000	5.000	12/01/31	3,146,730
California State Various Purpose Refunding (A-/A1)
20,000,000	5.000	04/01/42	21,283,400
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	2,097,100
11,850,000	5.500	11/01/38	12,077,638
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (NR/Aa2)
6,000,000	6.625	08/01/29	7,480,500
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B+/NR)(c)
35,000,000	0.000	06/01/46	1,594,950
California Various Purpose GO Bonds Series 2011 (A-/A1)
10,000,000	5.000	09/01/41	10,618,000
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (BBB/WR)(c)
7,000,000	0.000	09/01/33	2,058,420
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	868,328
2,830,000	7.000	12/01/36	3,334,221

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
$ 670,000	7.750%	12/01/31	$ 723,339
5,000,000	8.000	06/01/44	5,401,750
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	648,090
City of South Gate COPS Series 2002 A (AMBAC) (BB+/WR)
450,000	5.500	09/01/18	460,152
Encinitas Community Facilities District No.1 Special Tax Refunding Bonds for Encinitas Ranch Public Improvements Series 2012 (A-/NR)(d)
775,000	5.000	09/01/29	832,420
2,000,000	4.000	09/01/30	1,929,720
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(c)
183,785,000	0.000	06/01/47	10,468,394
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(c)
307,000,000	0.000	06/01/47	5,743,970
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B-/B3)
1,590,000	5.125	06/01/47	1,150,349
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGC-ICC) (AA-/Aa3)
23,400,000	5.000	06/01/45	23,822,838
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (FGIC) (BBB+/A2)
15,535,000	5.000	06/01/35	15,819,912
13,190,000	5.000	06/01/38	13,363,580
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (Radian-IBCC) (BBB+/A2)
150,000	5.000	06/01/45	151,893
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
25,480,000	5.750	06/01/47	20,457,382
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
20,805,000	5.000	06/01/45	21,067,559
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005 A (BBB+/A2)
220,000	5.000	06/01/45	222,776
Hartnell Community College District GO Bonds Capital Appreciation for Election of 2002 Series 2009 D (AA-/Aa2)(c)
50,000,000	0.000	08/01/49	3,728,000
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B/NR)(c)
101,195,000	0.000	06/01/36	8,528,715

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B/NR)(c)
$ 211,235,000	0.000%	06/01/47	$ 6,280,017
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(c)
260,660,000	0.000	06/01/57	2,710,864
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
1,435,000	5.050	09/01/30	1,434,899
690,000	5.050	09/01/35	678,850
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	714,975
1,000,000	7.250	08/01/31	1,094,240
9,315,000	7.375	08/01/40	10,195,826
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(c)
48,925,000	0.000	08/01/50	6,269,739
Los Angeles County Sanitation Districts Financing Authority RB for Capital Projects District No. 20 Subseries 2007 A (AMBAC) (A/WR)
4,000,000	4.500	10/01/42	4,042,560
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (NR/C)
32,425,000	7.500	12/01/24	32,549,836
Los Angeles Unified School District GO Bonds Refunding Series 2007 A-1 (NATL-RE) (AA-/Aa2)
13,745,000	4.500	01/01/28	14,608,461
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,820,325
1,500,000	7.000	09/01/31	1,687,590
875,000	7.250	09/01/38	992,670
Madera County Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2005 (NATL-RE FGIC) (A+/WR)(c)
2,740,000	0.000	08/01/26	1,301,637
2,590,000	0.000	08/01/27	1,155,062
1,395,000	0.000	08/01/28	583,250
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(c)
1,330,000	0.000	08/01/27	626,257
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(c)
3,750,000	0.000	08/01/35	1,027,650
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/Aa3)(c)
1,000,000	0.000	08/01/24	575,470
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
8,250,000	6.500	11/01/39	10,025,730
M-S-R Energy Authority Gas RB Series 2009 B (A-/NR)
2,000,000	6.500	11/01/39	2,430,480
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
10,000,000	6.125	11/01/29	11,636,200
13,500,000	6.500	11/01/39	16,405,740
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(e)
7,000,000	0.000	08/01/30	4,724,720

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Murrieta Community Facilities District No. 3 Special Tax for Creekside Village Improvement Area 1 Series 2005 (NR/NR)
$ 1,615,000	5.200%	09/01/35	$ 1,601,999
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM)(AA-/NR)
1,435,000	4.000	09/01/23	1,498,326
1,545,000	4.000	09/01/24	1,586,514
1,665,000	4.000	09/01/25	1,680,168
1,735,000	4.000	09/01/26	1,718,275
1,400,000	4.000	09/01/27	1,370,320
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA-/Aa3)(c)
860,000	0.000	08/01/25	477,007
1,105,000	0.000	08/01/26	577,871
5,550,000	0.000	08/01/30	2,285,490
7,830,000	0.000	08/01/32	2,843,856
7,000,000	0.000	08/01/34	2,234,960
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
16,450,000	6.750	11/01/39	18,142,540
Palomar Pomerado Health COPS Series 2010 (BB+/Baa3)
7,000,000	6.000	11/01/41	7,422,310
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 B (ASSURED GTY) (AA-/Aa3)(e)
10,750,000	0.000	08/01/38	8,787,910
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(c)
1,805,000	0.000	08/01/25	1,011,450
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(c)
2,220,000	0.000	10/01/33	561,283
2,220,000	0.000	10/01/35	479,986
1,840,000	0.000	10/01/37	342,792
5,000,000	0.000	10/01/38	869,300
8,425,000	0.000	10/01/39	1,359,458
13,395,000	0.000	10/01/40	2,010,456
7,275,000	0.000	10/01/41	1,018,136
6,000,000	0.000	10/01/42	780,480
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,355,695
1,950,000	6.750	10/01/30	2,166,294
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A2)(c)
1,420,000	0.000	08/01/25	719,400
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(c)
30,265,000	0.000	07/01/44	5,435,897
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa2)(c)
10,000,000	0.000	07/01/30	4,149,500
3,000,000	0.000	07/01/31	1,170,150
San Francisco City & County Public Utilities Commission Water RB Refunding Subseries 2012 C (AA-/Aa3)
13,210,000	4.000	11/01/31	13,610,263

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
$ 500,000	6.750%	08/01/33	$ 564,465
2,000,000	6.750	08/01/41	2,247,440
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB/NR)
435,000	6.625	08/01/27	487,313
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	812,662
555,000	6.375	08/01/29	602,025
305,000	6.500	08/01/31	329,321
1,000,000	6.625	08/01/39	1,082,150
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB/NR)
1,000,000	7.000	08/01/33	1,127,600
1,500,000	7.000	08/01/41	1,680,360
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(c)
1,580,000	0.000	08/01/24	995,890
1,595,000	0.000	08/01/25	947,988
San Marcos Unified School District GO Bonds Capital Appreciation for Election of 2010 Series B (AA-/Aa2)(c)
3,500,000	0.000	08/01/47	547,505
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011
(AA/NR)
2,000,000	5.000	07/01/42	2,154,460
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A
(A/NR)
1,000,000	7.000	08/01/31	1,120,970
2,000,000	7.000	08/01/41	2,221,520
Stockton Unified School District GO Bonds Capital Appreciation for Election of 2008 Series 2011 D (AGM) (AA-/Aa3)(c)
13,025,000	0.000	08/01/39	2,649,285
17,470,000	0.000	08/01/44	2,615,259
14,850,000	0.000	08/01/45	2,095,186
17,405,000	0.000	08/01/46	2,306,859
690,000	0.000	08/01/47	86,188
14,015,000	0.000	08/01/48	1,649,706
Stockton Unified School District GO Bonds Election of 2005 Series 2007 (AGM) (AA-/Aa3)
1,690,000	5.000	08/01/20	1,804,413
1,165,000	5.000	08/01/21	1,238,302
525,000	5.000	08/01/22	552,069
2,540,000	5.000	08/01/23	2,666,187
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
1,000,000	6.750	08/01/31	1,123,240
2,100,000	7.000	08/01/39	2,383,542

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B3)
$ 2,235,000	5.000%	06/01/37	$ 1,741,825
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (B+/B2)
7,470,000	5.125	06/01/46	5,601,753
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,689,705
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (BBB/NR)
1,000,000	7.250	09/01/31	1,116,080
5,000,000	7.500	09/01/42	5,626,950
William S. Hart Union High School District Election of 2008 GO Bonds Series 2011 B (AGM) (AA-/Aa2)(c)
7,000,000	0.000	08/01/35	2,070,460
3,325,000	0.000	08/01/36	922,023
Wiseburn School District GO Unltd Bonds Capital Appreciation Series 2008 A (ASSURED GTY) (AA-/Aa3)(c)
8,775,000	0.000	08/01/33	2,926,287

			515,141,949

Colorado – 1.6%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	8,975,609
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2012 (A-/A3)
10,000,000	5.000	12/01/42	10,227,000
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/41	14,432,778
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)
4,500,000	6.125	12/01/37	3,556,305
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B3)
9,000,000	5.750	10/01/32	9,227,790
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (BBB/Baa2)(c)
15,000,000	0.000	09/01/28	6,493,650
4,100,000	0.000	09/01/34	1,203,432
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (BBB/Baa2)(c)
1,715,000	0.000	09/01/28	710,593
E-470 Public Highway Authority RB Series 2010 A (BBB-/Baa2)(c)
4,000,000	0.000	09/01/40	778,120
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	498,142
720,000	5.350	12/01/31	747,994

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)
$ 1,725,000	6.625%	12/01/40	$ 1,299,994

			58,151,407

Connecticut – 0.3%
West Haven Connecticut GO Bonds Series 2012 (AGM) (AA-/Aa3)
2,095,000	5.000	08/01/22	2,369,256
West Haven Connecticut GO Bonds Series 2012 (AGM) (AA-/Aa3)
3,495,000	5.000	08/01/21	3,954,558
2,000,000	5.000	08/01/23	2,241,920
1,000,000	5.000	08/01/25	1,101,380

			9,667,114

Delaware – 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,501,000	5.450	07/01/35	4,930,098
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
3,000,000	5.400	02/01/31	3,289,380

			8,219,478

District of Columbia – 1.7%
District of Columbia Tax Increment RB Refunding Gallery Place Project Series 2012 (A-/A1)
3,725,000	5.000	06/01/29	4,056,972
3,910,000	5.000	06/01/30	4,236,954
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA-/Aa3)(e)
25,000,000	0.000	10/01/41	23,100,750
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(e)
37,100,000	0.000	10/01/44	30,162,300

			61,556,976

Florida – 14.3%
Aberdeen Community Development District Special Assessment Series 2006-1 (NR/NR)(f)
1,810,000	5.250	11/01/15	950,250
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,295,000	6.300	05/01/35	3,576,876
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,690,000	5.375	05/01/37	1,142,034
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
8,925,000	5.500	05/01/36	8,942,671

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)(f)
$ 17,510,000	5.500%	05/01/36	$ 2,976,700
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
230,000	5.250	05/01/36	233,291
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)
26,175,000	5.350	05/01/36	18,904,370
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)(f)
4,735,000	5.500	05/01/14	2,814,623
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
8,000,000	6.000	05/01/33	8,006,000
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
12,150,000	5.800	05/01/34	11,927,777
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
470,000	6.000	05/01/35	493,077
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,781,367
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
3,140,000	6.000	05/01/35	3,174,854
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
9,140,000	7.210	05/01/35	8,245,925
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,134,140
Capital Trust Agency Fixed Rate Air Cargo RB for Aero Miami FX, LLC Project Series 2010 A (NR/Baa3)
8,540,000	5.350	07/01/29	8,757,428
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)(d)
200,000	3.500	11/01/20	200,280
210,000	3.750	11/01/21	207,873
215,000	3.875	11/01/22	213,095
225,000	4.000	11/01/23	224,786
235,000	4.150	11/01/24	233,198
245,000	4.250	11/01/25	244,248
1,705,000	4.500	11/01/31	1,715,673
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,489,535
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
730,000	5.000	05/01/15	721,437
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,065,000	5.850	05/01/35	4,195,730

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)(e)
$ 2,545,000	0.000%	05/01/35	$ 1,645,343
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(c)
6,860,000	0.000	05/01/17	4,567,525
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
260,000	8.375	05/01/17	276,338
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
325,000	8.375	05/01/17	345,423
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
2,860,000	7.050	05/01/15	2,751,034
Cutler Cay Community Development District Special Assessment Series 2004 (NR/NR)
3,740,000	6.300	05/01/34	3,926,963
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
41,975,000	5.500	05/01/37	36,786,470
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
1,595,000	6.830	11/01/15	1,622,179
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
27,950,000	6.000	08/15/36	31,153,070
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/WR)
11,180,000	5.250	11/01/36	11,616,467
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB/Baa2)(d)
1,500,000	5.000	04/01/27	1,617,405
1,035,000	5.000	04/01/32	1,094,616
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB+/NR)(d)
600,000	5.000	04/01/32	648,468
4,220,000	5.250	04/01/42	4,602,627
Forest Creek Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
610,000	7.000	11/01/13	603,436
Hammocks Community Development District Special Assessment Series 2005 B (NR/NR)
270,000	6.960	11/01/15	270,467
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
2,955,000	6.125	05/01/35	2,961,885
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
7,925,000	5.600	05/01/36	6,996,349
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
1,040,000	6.200	05/01/35	1,090,929

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
$ 6,655,000	5.550%	05/01/37	$ 5,289,727
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,440,000	5.700	05/01/36	2,344,620
Hillsborough County IDA RB for Health Facilities RMKT 8/06/09 Series 2008 B (NR/WR)(g)
4,980,000	8.000	08/15/19	7,075,982
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(f)
2,395,000	6.000	05/01/35	1,077,750
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(f)
1,750,000	5.125	05/01/16	787,500
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
3,880,000	7.210	11/01/20	3,877,051
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
9,195,000	6.77	11/01/20	8,910,415
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,760,000	8.000	05/01/40	21,365,302
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB/NR)
19,960,000	5.125	11/15/36	18,807,510
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BB/NR)
2,600,000	6.500	11/15/31	2,801,058
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
1,000,000	5.000	11/15/13	1,033,630
2,245,000	5.000	11/15/15	2,389,668
4,000,000	5.000	11/15/22	4,082,720
10,000,000	5.000	11/15/29	9,672,600
Live Oak Community Development District No. 2 Special Assessment Series 2004 A (NR/NR)
8,240,000	5.850	05/01/35	8,036,637
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
3,730,000	7.360	11/01/20	4,016,576
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
5,215,000	5.400	05/01/30	4,376,845
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(f)
2,635,000	5.375	05/01/30	2,269,736
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,790,000	5.450	05/01/36	2,805,680
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)(c)
445,000	0.000	05/01/36	348,827
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)(c)
850,000	0.000	05/01/38	640,560
Meadow Pointe IV Community Development District Capital Improvement Series 2012 B (NR/NR)(c)
1,140,000	0.000	05/01/20	970,482

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(f)
$ 3,320,000	5.250%	05/01/15	$ 1,294,800
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(f)
1,380,000	6.150	11/01/14	14
Mediterra South Community Development District RB Refunding for Capital Improvement Series 2012 (BBB-/NR)(d)
295,000	4.000	05/01/19	296,564
305,000	4.200	05/01/20	307,821
325,000	4.400	05/01/21	328,299
335,000	4.500	05/01/22	337,653
350,000	4.650	05/01/23	352,450
1,250,000	5.100	05/01/31	1,258,550
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BBB-/NR)
7,480,000	5.375	11/15/28	7,490,248
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2004 (NR/Baa2)
11,751,000	6.750	11/15/29	12,639,023
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2004 (NR/NR)(g)
1,849,000	6.750	11/15/14	2,123,687
Miami-Dade County Special Obligation Refunding Subseries 1997 B (NATL-RE) (BBB/A2)(c)
13,000,000	0.000	10/01/29	5,017,350
19,445,000	0.000	10/01/30	7,053,868
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)(e)
2,120,000	0.000	05/01/38	1,501,469
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-2 (NR/NR)(e)
5,340,000	0.000	05/01/38	2,076,993
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)(e)
2,915,000	0.000	05/01/15	2,672,064
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-2 (NR/NR)(e)
4,185,000	0.000	05/01/18	1,627,505
New River Community Development District Special Assessment Series 2006 A (NR/NR)(f)
545,000	5.350	05/01/38	5
New River Community Development District Special Assessment Series 2006 B (NR/NR)(f)
3,260,000	5.000	05/01/13	33
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005 (NR/NR)
1,100,000	5.375	07/01/20	1,111,616

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Orlando Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
$ 1,305,000	5.000%	04/01/19	$ 1,475,864
1,375,000	5.000	04/01/20	1,555,482
1,445,000	5.000	04/01/21	1,628,934
1,680,000	5.000	04/01/24	1,852,805
1,765,000	5.000	04/01/25	1,923,956
1,005,000	5.000	04/01/26	1,084,505
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,075,000	6.125	05/01/35	1,117,366
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,475,000	6.125	05/01/35	1,273,412
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
3,375,000	5.125	05/01/17	3,149,449
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(f)
1,200,000	5.125	05/01/16	12,000
210,000	6.125	05/01/35	2,100
Parker Road Community Development District Special Assessment Series 2007 A (NR/NR)
2,360,000	5.600	05/01/38	1,150,500
Parklands Lee Community Development District Special Assessment Refunding Series 2011 A (NR/NR)
3,205,000	5.800	05/01/35	3,237,755
Parklands West Community Development District Special Assessment Refunding Series 2012 A (NR/NR)
2,500,000	5.650	05/01/32	2,479,175
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(c)
30,590,000	0.000	05/01/36	7,853,371
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
2,200,000	5.400	05/01/36	2,267,122
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(f)
6,355,000	5.400	05/01/36	64
Pine Island Community Development District Utility System Bonds Series 2004 (NR/NR)(f)
1,355,000	5.300	11/01/15	704,600
Reunion East Community Development District Special Assessment Series 2002 A-1 (NR/NR)
9,860,000	7.200	05/01/22	10,007,013
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(f)
4,670,000	7.200	05/01/22	1,868,000
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
5,470,000	5.450	05/01/36	4,494,480
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
2,330,000	5.500	05/01/15	2,237,569
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,628,295

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
$ 975,000	7.500%	05/01/16	$ 975,166
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	2,074,143
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)(d)
1,020,000	5.000	05/01/26	1,030,180
1,500,000	5.125	05/01/33	1,511,985
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,570,000	5.800	05/01/35	4,111,675
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)(e)
3,455,000	0.000	05/01/35	2,255,320
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(f)
3,265,000	5.850	05/01/34	1,457,267
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,835,000	6.500	11/15/39	6,970,374
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)
455,000	5.500	11/01/15	273,000
Stonelake Ranch Community Development District Special Assessment Series 2004 A (NR/NR)
3,065,000	5.900	05/01/34	2,976,881
Sumter Landing Community Development District Recreational RB Series 2005 A (NATL-RE) (BBB/Baa2)
2,500,000	5.125	10/01/38	2,516,975
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)(d)
500,000	5.500	05/01/34	495,570
750,000	6.125	05/01/42	740,310
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(d)
1,500,000	5.000	05/01/23	1,478,955
2,500,000	5.500	05/01/34	2,477,850
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
1,215,000	5.850	05/01/35	1,227,903
Village Center Community Development District Recreational RB Series 2003 A (NATL-RE) (BBB/Baa2)
5,780,000	5.000	11/01/32	5,811,039
Village Center Community Development District Recreational RB Series 2004 A (NATL-RE) (BBB/Baa2)
1,875,000	5.125	11/01/36	1,891,087
Village Center Community Development District Recreational RB Subseries 1998 B (NR/NR)
1,090,000	8.250	01/01/17	1,094,469
Village Center Community Development District Recreational RB Subseries 1998 C (NR/NR)
1,600,000	7.375	01/01/19	1,607,296
Village Center Community Development District Recreational RB Subseries 2003 B (NR/NR)
4,005,000	6.350	01/01/18	4,228,359

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Village Center Community Development District Recreational RB Subseries 2004 B (NR/NR)
$ 3,230,000	5.875%	01/01/15	$ 3,527,451
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
9,560,000	6.375	05/01/38	10,995,816
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
9,635,000	6.125	05/01/39	10,997,967
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
5,985,000	7.000	05/01/41	6,757,005
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
2,250,000	5.500	05/01/42	2,390,153
Villasol Community Development District RB Series 2003 A (NR/NR)(f)
3,755,000	6.600	05/01/34	2,066,790
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
16,000	5.350	05/01/39	14,984
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(c)
1,145,000	0.000	05/01/39	586,904
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B (NR/NR)(f)
180,000	5.000	11/01/12	2
West Villages Improvement District Special Assessment Bonds for Unit of Development No. 3 Series 2006 (NR/NR)(f)
11,745,000	5.500	05/01/37	5,050,350

			516,152,163

Georgia – 2.2%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/NR)
8,340,000	7.500	01/01/31	9,734,448
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
1,085,000	5.400	01/01/20	1,176,053
1,750,000	5.600	01/01/30	1,865,255
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)(g)
5,675,000	5.500	01/01/14	6,105,108
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (CCC+/NR)
8,000,000	8.750	06/01/29	9,608,320
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (CCC+/NR)
8,750,000	9.000	06/01/35	9,490,513
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,380,000	5.250	11/01/28	2,098,470
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
1,750,000	6.125	02/15/34	1,732,710
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,620,800

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(h)
$ 46,820,000	0.964%	10/01/33	$ 30,991,094
Richmond County Development Authority Environmental Improvement RB for International Paper Co. Projects Series 2006 A (AMT) (BBB/Baa3)
5,000,000	5.000	08/01/30	5,002,150

			80,424,921

Guam – 1.0%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B/NR)
2,500,000	6.625	12/01/30	2,678,425
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B/NR)
3,355,000	6.875	12/01/40	3,615,147
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
2,400,000	5.375	12/01/24	2,565,192
3,000,000	5.625	12/01/29	3,194,880
2,750,000	5.750	12/01/34	2,916,347
Guam Power Authority RB Series 2010 A (BBB/Ba1)
11,705,000	5.500	10/01/40	11,992,007
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (BB/Ba2)
9,785,000	5.625	07/01/40	9,894,592

			36,856,590

Idaho – 0.6%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
1,000,000	5.250	09/01/20	1,039,600
4,645,000	5.250	09/01/26	4,745,378
1,500,000	5.250	09/01/30	1,509,900
15,285,000	5.250	09/01/37	15,241,591

			22,536,469

Illinois – 4.9%
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (AA-/Aa3)
8,965,000	5.500	12/01/29	11,153,536
Chicago Illinois O’Hare International Airport Special Facility RB Refunding for American Airlines, Inc. Project Series 2007 (NR/WR)(f)
16,400,000	5.500	12/01/30	10,221,628
Chicago Illinois Second Lien Water RB Project Series 2012 (AA-/Aa3)
4,000,000	5.000	11/01/42	4,449,840
Cook County Illinois Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (B+/B1)
8,520,000	6.500	10/15/40	8,765,802
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
134,000	5.400	03/01/16	137,379
1,450,000	5.625	03/01/36	1,388,680
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-/NR)
1,340,000	5.000	02/15/15	1,373,527
6,025,000	5.375	02/15/25	6,038,436
4,000,000	5.625	02/15/37	3,944,680

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
$ 34,855,000	6.750%	10/01/46	$ 31,254,478
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,641,795
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
1,250,000	6.125	05/15/27	1,358,162
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
18,115,000	6.000	05/15/39	20,188,081
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba2)
5,600,000	5.125	01/01/25	5,466,328
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (B+/B1)
12,000,000	6.500	10/15/40	12,346,200
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(f)
15,000	4.500	06/01/14	2,250
2,125,000	5.000	06/01/24	318,750
4,000,000	5.375	06/01/35	600,000
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (BBB+/Baa2)
2,000,000	5.250	10/01/39	2,079,120
Illinois Finance Authority Water Facilities RB for American Water Capital Corp. Project Series 2010 (NR/Baa2)
10,500,000	5.250	05/01/40	10,929,450
Illinois GO Bonds Refunding Series 2012 (A+/A2)
2,000,000	5.000	08/01/25	2,166,140
Illinois GO Bonds Series 2012 (A+/A2)
1,000,000	5.000	03/01/37	1,047,530
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,438,000	6.250	03/01/34	2,444,022
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(a)
20,000,000	11.380	12/15/40	22,599,200
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (BBB+/NR)(g)
1,900,000	5.125	08/15/14	2,087,682
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,567,000	6.000	03/01/36	3,884,234
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)(d)
840,000	4.750	10/01/29	832,138
1,010,000	4.750	10/01/32	986,810
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
4,082,000	5.750	03/01/36	3,611,345

			176,317,223

Indiana – 1.2%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,168,606
1,500,000	5.000	10/01/32	1,147,080

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa2)
$ 3,250,000	5.250%	08/01/36	$ 3,339,668
Indiana Finance Authority Environmental Improvement RB Refunding for United States Steel Corporation Project Series 2010 (BB/B1)
9,750,000	6.000	12/01/26	10,419,143
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (A+/A1)
2,000,000	5.125	03/01/38	2,109,220
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Baa3)
5,000,000	5.000	06/01/39	5,070,000
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(a)
1,195,000	28.890	05/01/15	2,397,612
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(f)
7,737,190	6.500	11/15/31	294,477
Rockport Indiana RB Refunding for AK Steel Corp. Project Series 2012 A (AMT) (B+/B2)
14,000,000	7.000	06/01/28	14,675,080
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(i)
2,000,000	5.500	09/01/27	2,050,280

			42,671,166

Iowa – 0.1%
Coralville Iowa COPS Series 2006 D (NR/Baa2)
2,250,000	5.250	06/01/26	2,298,420
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,403,604

			3,702,024

Kentucky – 0.9%
Kentucky Economic Development Finance Authority Health System RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (BBB/Baa2)(c)
1,720,000	0.000	10/01/22	1,094,935
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	9,206,320
9,000,000	6.500	03/01/45	10,406,070
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)
2,340,000	17.680	11/11/14	3,178,211
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	7,107,568

			30,993,104

Louisiana – 1.2%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB-/Baa3)
5,000,000	6.500	11/01/35	5,728,450

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (BBB+/A3)
$ 20,015,000	6.000%	10/01/44	$ 22,353,152
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	8,183,908
St. Charles Parish Gulf Opportunity Zone RB for Valero Energy Corp. Project Series 2010 (BBB/Baa2)(b)
7,500,000	4.000	06/01/22	7,703,625

			43,969,135

Maryland – 1.1%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB-/Ba2)
600,000	5.000	09/01/16	622,266
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,526,000	6.250	09/01/33	4,707,900
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,616,000	6.500	07/01/31	2,711,432
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,663,000	7.000	07/01/33	3,841,754
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/30	2,468,011
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	5,338,300
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BBB-/Baa3)
9,500,000	5.750	07/01/38	10,210,315
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,530,000	5.500	07/01/42	7,890,536
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
2,100,000	5.000	07/01/31	2,255,400

			40,045,914

Massachusetts – 0.8%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+/NR)
2,010,000	5.625	04/01/19	2,011,709
2,000,000	5.625	04/01/29	2,000,920
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
5,000,000	5.250	07/01/30	4,994,200
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
8,660,000	8.000	10/01/39	10,206,589
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	11,077,000

			30,290,418

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – 5.7%
Detroit Michigan GO Bonds Series 2003 A (XLCA) (B/B3)
$ 1,845,000	5.250%	04/01/15	$ 1,833,709
2,935,000	5.250	04/01/18	2,782,791
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,303,845
3,000,000	6.000	05/01/21	3,721,830
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Floating LIBOR Notes 2006 D (AGM) (AA-/Aa3)(h)
14,555,000	0.914	07/01/32	10,962,389
Detroit Michigan Water Supply System RB Senior Lien Series 2011 C (A+/Baa2)
1,705,000	5.000	07/01/41	1,708,666
Detroit Michigan Water Supply System Revenue Senior Lien Bonds Series 2011-A (A+/Baa2)
47,505,000	5.250	07/01/41	48,771,483
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (BB+/Ba1)
1,460,000	5.375	07/01/20	1,461,591
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 B (BB+/Ba1)
3,630,000	5.375	07/01/28	3,630,545
Michigan Finance Authority Revenue for Rol Railroad II R-14017 (AAA/NR)(a)
13,885,000	13.821	01/01/18	23,181,146
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(c)
196,775,000	0.000	06/01/52	3,181,852
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(c)
70,100,000	0.000	06/01/52	1,249,883
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB/Baa3)
4,000,000	5.375	06/01/26	4,167,520
8,800,000	5.500	06/01/35	9,010,320
Oakland County Economic Development Corp. Limited Obligation RB for Michigan Motion Picture Studios Series 2010 (NR/NR)
10,000,000	7.000	08/01/40	10,489,800
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	51,125,200
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2011 A (AMT) (A/A2)
9,000,000	5.000	12/01/21	10,050,750
11,000,000	5.000	12/01/22	12,154,450

			203,787,770

Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-/NR)
7,500,000	7.250	06/15/32	7,581,525

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
$ 2,985,000	5.250%	12/01/21	$ 3,181,383
1,825,000	5.250	12/01/26	1,907,235

			5,088,618

Missouri – 0.2%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(f)
1,535,000	6.000	07/01/37	399,100
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(f)
7,750,000	6.000	07/01/25	2,015,000
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (NR/Ba2)
1,245,000	6.250	01/01/30	1,230,658
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
1,000,000	5.000	06/01/35	1,029,350
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(f)
1,250,000	5.750	04/01/27	875,000
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	622,134

			6,171,242

Montana – 0.1%
Montana Board of Investments RB for Yellowstone Energy LP Project Series 1993 (AMT) (NR/NR)
3,520,000	7.000	12/31/19	3,521,056

Nevada – 1.0%
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2003 (NR/NR)
1,335,000	5.800	08/01/15	1,377,026
4,570,000	6.100	08/01/18	4,712,218
3,645,000	6.375	08/01/23	3,756,719
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,735,000	4.800	03/01/15	1,633,815
1,995,000	4.900	03/01/17	1,790,473
2,465,000	5.000	03/01/20	2,063,649
2,485,000	5.100	03/01/21	2,051,641
1,280,000	5.100	03/01/22	1,039,398
3,495,000	5.125	03/01/25	2,711,036
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,350,000	5.000	09/01/25	1,313,131
Las Vegas Local Improvement District No. 607 Series 2004 (NR/NR)
1,250,000	5.900	06/01/17	1,253,762
1,290,000	5.900	06/01/18	1,282,312
475,000	6.000	06/01/19	470,483
4,730,000	6.250	06/01/24	4,710,039

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nevada – (continued)
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
$ 55,000	5.100%	12/01/22	$ 55,133
Reno Health Facility RB for Catholic Healthcare West Series 2007 A (A/A2)
5,665,000	5.250	07/01/31	5,985,016

			36,205,851

New Hampshire – 0.5%
Manchester New Hampshire General Airport RB Refunding Series 2012 B (AGM) (AMT) (AA-/Aa3)
2,800,000	5.000	01/01/18	3,138,632
3,000,000	5.000	01/01/19	3,368,310
2,580,000	5.000	01/01/20	2,887,072
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-/NR)
1,000,000	5.500	07/01/25	1,024,580
1,400,000	5.875	07/01/34	1,434,776
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	1,060,636
4,185,000	5.250	06/01/36	4,162,234

			17,076,240

New Jersey – 3.2%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,716,225
1,000,000	5.000	06/15/28	1,070,340
1,000,000	5.000	06/15/29	1,077,110
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
1,640,000	5.000	09/01/34	1,794,455
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B-/B3)
7,500,000	5.500	04/01/28	7,157,400
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
9,000,000	6.250	09/15/29	9,036,720
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
32,380,000	6.625	07/01/38	37,557,886
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB-/Baa3)
8,980,000	5.250	07/01/30	9,298,161
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
15,840,000	5.250	07/01/23	16,800,855
New Jersey Transportation Trust Fund Authority for Transportation System Bonds Series 2011 B (A+/A1)
7,000,000	5.000	06/15/42	7,670,670
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/Aa3)
2,000,000	6.750	12/01/38	2,485,640

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(c)
$ 164,600,000	0.000%	06/01/41	$ 10,532,754
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B2)
12,000,000	4.750	06/01/34	9,251,520

			116,449,736

New Mexico – 0.7%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (BBB-/Baa3)
3,620,000	4.875	04/01/33	3,694,138
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB-/Baa3)
6,925,000	4.875	04/01/33	7,066,824
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB-/Baa3)
14,000,000	5.900	06/01/40	15,232,840

			25,993,802

New York – 1.3%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,650,240
Nassau County GO Revenue Anticipation Notes Series 2012 A (NR/NR)
18,250,000	2.000	03/29/13	18,453,123
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2006 (AMBAC) (BB+/Ba1)
515,000	5.000	01/01/39	512,749
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA-/Aa3)
1,000,000	6.125	01/01/29	1,112,540
3,000,000	6.375	01/01/39	3,265,980
5,000,000	6.500	01/01/46	5,445,850
New York City Municipal Water Finance Authority Water & Sewer Systems Second General Resolution RB Series 2011 BB (AA+/Aa2)
10,000,000	5.000	06/15/44	11,095,400
Newburgh New York GO Serial Bonds Series 2012 A (NR/Ba1)
1,565,000	5.750	06/15/35	1,567,285
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,424,100

			48,527,267

North Carolina – 0.3%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
6,860,000	5.600	07/01/27	6,237,524
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	1,087,250

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
$ 500,000	5.250%	09/01/21	$ 509,415
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,533,000

			9,367,189

Ohio – 5.7%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,414,610
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
16,500,000	5.125	06/01/24	13,258,575
44,000,000	5.875	06/01/30	34,410,640
38,970,000	6.500	06/01/47	32,800,270
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B-/B3)
30,450,000	5.375	09/15/27	29,181,453
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (AMT) (B-/B3)
7,465,000	5.700	12/01/19	7,466,269
Cleveland Airport System RB Refunding Series 2012 A (A-/Baa1)
8,500,000	5.000	01/01/29	9,207,540
3,250,000	5.000	01/01/31	3,470,090
Cleveland Airport System RB Refunding Series 2012 A (AGM) (AA-/Aa3)
6,900,000	5.000	01/01/30	7,462,971
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
15,540,000	5.000	01/01/27	15,833,550
15,000,000	5.000	01/01/37	15,162,000
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A (NR/NR)
800,000	5.000	12/01/22	685,208
1,000,000	5.000	12/01/32	761,280
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB/B1)
8,730,000	6.750	12/01/40	9,666,467
Ohio State Air Quality Development Authority RB Refunding for AK Steel Corporation Project Series 2012 A (AMT) (BB-/B2)(d)
6,000,000	6.750	06/01/24	6,292,560
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1997 (AMT) (B-/Caa2)
6,000,000	5.600	08/01/32	5,499,420
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1998 (AMT) (B-/Caa2)
7,050,000	5.650	03/01/33	6,478,245

			205,051,148

Oklahoma – 0.2%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
4,725,000	5.000	12/01/27	4,704,683

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oklahoma – (continued)
Weatherford Hospital Authority RB Series 2006 (NR/NR)
$ 2,200,000	6.000%	05/01/25	$ 2,220,592
865,000	6.000	05/01/31	850,563

			7,775,838

Oregon – 0.2%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,792,275
Oregon Facilities Authority Student Housing RB for CHF-Ashland, LLC-Southern Oregon University Project Series 2012 (AGM) (AA-/Aa3)(d)
1,500,000	5.000	07/01/44	1,574,580
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT) (NR/NR)
2,390,000	7.000	12/01/34	2,392,031

			8,758,886

Pennsylvania – 4.7%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000	09/01/30	1,602,135
1,000,000	5.000	09/01/35	1,052,010
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (B-/Caa1)
67,845,000	5.000	11/15/28	57,317,492
16,390,000	5.375	11/15/40	13,487,003
Allegheny County IDA Environmental Improvement RB Refunding for United States Steel Corp. Project Series 2009 (BB/B1)
1,200,000	6.750	11/01/24	1,349,232
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (NR/WR)
4,730,000	6.000	11/15/16	4,392,751
Chester Economic Development Authority RB Series 2004 (MUN GOVT GTD) (NR/NR)
8,640,000	7.000	03/01/19	9,301,478
City of Philadelphia GO Bonds Series 2011 (BBB+/A2)
4,000,000	6.000	08/01/36	4,573,800
City of Pittsburgh GO Bonds Series 2012 B (BBB/A1)
4,380,000	5.000	09/01/26	4,949,269
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(h)
48,000,000	1.082	05/01/37	33,753,600
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
1,775,000	5.300	02/01/13	1,797,951
2,000,000	6.125	02/01/28	2,023,300
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Amtrak Project Series 2012 A (AMT) (A-/A1)
2,750,000	5.000	11/01/41	2,887,857
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	8,245,376
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for USG Corp. Project Series 1999 (AMT) (B-/Caa2)
3,000,000	6.000	06/01/31	2,897,940

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 A (CCC+/NR)
$ 1,000,000	7.500%	05/01/20	$ 1,110,220
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (CCC+/NR)
2,500,000	8.000	05/01/29	2,855,125
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-/NR)
3,000,000	5.250	09/01/26	2,702,340
3,000,000	5.250	09/01/31	2,630,940
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BBB-/Ba1)(d)
10,000,000	5.625	07/01/42	9,935,400

			168,865,219

Puerto Rico – 7.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa2)
59,485,000	6.000	07/01/38	62,593,091
38,845,000	6.000	07/01/44	40,792,689
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (Radian-IBCC) (NR/Baa2)
1,710,000	6.000	07/01/44	1,795,739
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BBB-/Baa2)
15,000,000	5.250	07/01/42	14,843,400
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (BBB/Baa1)
8,780,000	6.000	07/01/39	9,458,606
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (BBB/Baa1)
7,555,000	5.500	07/01/27	8,132,278
23,000,000	5.000	07/01/41	22,619,350
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BBB+/Baa1)
9,700,000	5.250	07/01/26	10,419,158
Puerto Rico Electric Power Authority RB Series 2010 XX (BBB+/Baa1)
25,000,000	5.250	07/01/40	25,655,750
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB/Baa1)
2,000,000	6.250	07/01/23	2,325,340
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB/Baa1)
1,000,000	6.125	07/01/23	1,160,150
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A1)
27,050,000	6.000	08/01/42	30,141,544
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (A+/A1)(c)
10,000,000	0.000	08/01/36	2,513,300
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)(c)
25,000,000	0.000	08/01/39	5,207,000
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1 (A+/A1)
7,000,000	5.000	08/01/43	7,189,840

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A1)(e)
$ 12,750,000	0.000%	08/01/32	$ 12,897,900
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2010 A (A+/A1)(e)
10,000,000	0.000	08/01/33	8,577,200

			266,322,335

Rhode Island – 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(c)
85,300,000	0.000	06/01/52	2,293,717

South Carolina – 0.6%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,984,000	6.875	11/01/35	3,778,027
South Carolina Jobs - Economic Development Authority Hospital Refunding RB for Palmetto Health Series 2011 A (AGM) (AA-/Aa3)
4,000,000	6.500	08/01/39	4,590,360
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
12,280,000	5.700	01/01/24	11,907,916

			20,276,303

South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (AA-/A1)
5,000,000	5.000	11/01/40	5,221,500

Tennessee – 0.9%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,675,000	5.125	04/01/23	1,698,416
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
460,000	5.000	10/01/15	488,612
6,710,000	5.000	10/01/25	6,835,947
7,500,000	5.125	10/01/35	7,578,450
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A (NR/NR)
1,000,000	6.250	02/15/32	1,006,290
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,399,635
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	2,090,140
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT) (NR/NR)(b)(f)
8,680,000	5.750	04/01/25	6,005,605
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	2,045,480

			34,148,575

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – 5.4%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (NR/NR)(f)
$ 17,000,000	5.750%	12/01/29	$ 10,406,550
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
185,000	9.750	01/01/26	190,619
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
8,975,000	9.750	01/01/26	9,245,776
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,571,555
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CC/Ca)
12,740,000	5.000	03/01/41	860,077
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CC/Ca)
9,275,000	6.750	10/01/38	857,659
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)
6,000,000	7.250	04/01/32	6,104,400
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (NR/WR)(f)
9,230,000	6.000	11/01/14	5,659,375
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (AMT) (NR/Ba2)
13,245,000	6.150	01/01/16	13,257,583
Houston Airport System RB Refunding Sub Lien Series 2012 A (AMT) (A/NR)
5,045,000	5.000	07/01/28	5,487,396
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (B-/B3)
1,000,000	5.700	07/15/29	999,920
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B-/B3)
4,000,000	6.625	07/15/38	4,349,400
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,991,440
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,165,000	5.625	02/15/35	5,258,177
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	28,924,354
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	57,480,554
Port Corpus Christi Authority of Nueces County PCRB for Celanese Project Series 2002 B (AMT) (B+/B1)
5,000,000	6.700	11/01/30	5,054,700
Port of Bay City Authority of Matagorda County RB for Hoechst Celanese Corp. Project Series 1996 (AMT) (B+/B1)
1,870,000	6.500	05/01/26	1,871,608
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (C/Ca)
5,950,000	5.200	05/01/28	416,262

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (AMT) (CC/Ca)
$ 7,110,000	6.450%	06/01/21	$ 639,473
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
4,180,000	5.125	05/15/37	4,107,644
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,830,425
Tomball Hospital Authority RB Refunding Series 2005 (ETM) (NR/Aaa)(g)
250,000	5.000	07/01/15	283,175
Tomball Hospital Authority RB Refunding Series 2005 (NR/Aaa)(g)
14,500,000	5.000	07/01/15	16,424,150

			196,272,272

U.S. Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Baa3)
2,000,000	6.000	10/01/39	2,204,200

Utah – 0.6%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
19,012,000	7.100	08/15/23	20,453,490

Vermont – 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,309,737
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (A-/Baa1)
2,250,000	5.000	10/01/42	2,419,740

			3,729,477

Virginia – 0.8%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	1,019,300
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	3,978,705
2,000,000	6.625	03/01/26	2,208,180
7,000,000	6.875	03/01/36	7,695,590
Norfolk Redevelopment & Housing Authority First Mortgage for Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	502,320
1,100,000	6.125	01/01/35	1,104,400
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	746,511
1,000,000	5.300	09/01/31	1,006,960
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	515,855

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
$ 4,250,000	5.500%	01/01/42	$ 4,473,507
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,883,040

			28,134,368

Washington – 1.0%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)
3,955,000	16.006	12/14/17	6,620,195
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)(h)
4,150,000	16.013	12/14/17	6,738,978
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
3,000,000	5.250	12/01/25	3,358,470
4,000,000	5.750	12/01/35	4,300,160
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
750,000	6.000	08/15/39	833,670
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
1,750,000	6.000	08/15/39	1,945,230
Washington Health Care Facilities Authority RB for Swedish Health Services Series 2011 A (A+/A2)
8,505,000	6.250	11/15/41	10,831,458

			34,628,161

West Virginia – 0.3%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa2)
4,000,000	5.375	12/01/38	4,344,560
West Virginia Higher Education Policy Commission RB Refunding for Higher Education Facilities Series A (A+/Aa3)
5,000,000	4.000	04/01/34	4,935,350

			9,279,910

Wisconsin – 1.9%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
6,510,000	5.250	06/01/29	6,620,019
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+/NR)
1,500,000	6.100	05/01/34	1,593,615
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
5,825,000	5.125	05/15/29	5,981,459
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
2,200,000	5.000	05/15/36	2,223,694
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB/NR)
3,000,000	5.100	03/01/25	3,099,000
3,800,000	5.250	03/01/35	3,851,376

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
$ 2,000,000	5.250%	08/15/31	$ 2,074,620
27,365,000	5.250	08/15/34	28,365,191
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006 (NR/NR)
1,275,000	5.650	08/01/21	1,293,322
2,385,000	5.800	08/01/29	2,407,538
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
10,220,000	5.125	08/15/30	10,561,348

			68,071,182

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$3,406,053,543

Other Municipal Debt Obligations – 1.4%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (AMT) (NR/Ba2)(i)
$ 7,000,000	9.640%	06/30/50	$ 6,300,140
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba2)(b)(i)
4,000,000	5.200	09/30/14	3,280,120
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba3)(b)(i)
3,000,000	5.400	09/30/14	2,085,180
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba3)(b)(i)
3,000,000	5.800	09/30/19	2,145,150
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (AMT) (NR/Ba1)(b)(i)
6,000,000	4.900	09/30/14	5,160,180
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 C (AMT) (NR/Ba3)(b)(i)
13,000,000	9.750	09/30/12	11,180,390
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/B1)(b)(i)
6,000,000	5.900	09/30/20	3,540,240
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba1)(b)(i)
8,000,000	5.125	09/30/15	6,960,400
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba2)(b)(i)
8,000,000	5.300	09/30/15	5,880,320
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)(b)(i)
4,000,000	4.950	09/30/12	3,560,120
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(b)(i)
3,000,000	5.500	09/30/15	2,025,090

			52,117,330

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS			$ 52,117,330

Shares	Description		Value
Common Stock – 0.0%
280	Delta Air Lines, Inc.(j)		$ 3,066

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Bonds – 0.1%
Capital Goods – 0.1%
Navistar International Corp.
$ 2,000,000	8.250%	11/01/21	$ 1,920,000

Real Estate – 0.0%
Maxcy Development Group Holdings
144,794	0.190	03/30/13	144,794

TOTAL CORPORATE BONDS			$ 2,064,794

Short-Term Investments – 1.0%
Alaska – 0.1%
Valdez Alaska Marine Terminal VDRN RB Refunding for ExxonMobil Co. Pipeline Project Series 1993 A (A-1+/VMIG1)(b)
$ 1,800,000	0.130%	07/02/12	$ 1,800,000
Valdez Alaska Marine Terminal VRDN RB Refunding for ExxonMobil Co. Pipeline Project Series 1993 B (A-1+/VMIG1)(b)
1,000,000	0.130	07/02/12	1,000,000

			2,800,000

Illinois – 0.1%
Chicago Illinois GO VRDN Refunding Project RMKT 3/18/09 Series 2003 B-1 (A-1/VMIG1)(b)
1,300,000	0.180	07/02/12	1,300,000
Chicago Illinois GO VRDN Refunding RMKT 4/18/12 Series 2007 F (NR/VMIG1)(b)
1,200,000	0.170	07/02/12	1,200,000

			2,500,000

Maryland – 0.0%
Montgomery County VRDN GO Bonds Refunding for Consolidated Public Improvement Bond Anticipation Notes Series 2006 B (A-1+/VMIG1)(b)
2,000,000	0.160	07/02/12	2,000,000

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 1999 G (LIQ - Wellesley College) (A-1+/VMIG1)(b)
1,895,000	0.130	07/02/12	1,895,000

Mississippi – 0.1%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2011 A (A-1+/VMIG1)(b)
2,000,000	0.140	07/02/12	2,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2011 D (A-1+/VMIG1)(b)
2,000,000	0.160	07/02/12	2,000,000

			4,000,000

Missouri – 0.1%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 1996 D (GO OF INSTN) (A-1/VMIG1)(b)
1,200,000	0.160	07/02/12	1,200,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (A-1/VMIG1)(b)
$ 1,400,000	0.170%	07/02/12	$ 1,400,000

			2,600,000

New York – 0.3%
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Fiscal 2012 Subseries B-2 (A-1+/VMIG1)(b)
2,000,000	0.140	07/02/12	2,000,000
New York City VRDN GO Bonds Fiscal 1994 Subseries A-7 (LOC - JPMorgan Chase Bank, N.A.) (A-1/Aa3)(b)
2,100,000	0.170	07/02/12	2,100,000
New York City VRDN GO Bonds Refunding Series 1993 C (LOC - JPMorgan Chase Bank N.A.) (A-1/VMIG1)(b)
1,300,000	0.170	07/02/12	1,300,000
New York City VRDN GO Bonds Subseries 1993 B-3 (LOC - JPMorgan Chase Bank, N.A.) (A-1/VMIG1)(b)
1,300,000	0.170	07/02/12	1,300,000
Triborough Bridge & Tunnel Authority General VRDN RB RMKT 1/31/12 Series B-2 (A-1+/VMIG1)(b)
3,000,000	0.170	07/02/12	3,000,000

			9,700,000

Rhode Island – 0.1%
Rhode Island State Industrial Facilities Corp. Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (A-1+/VMIG1)(b)
2,200,000	0.130	07/02/12	2,200,000

Texas – 0.1%
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities VRDN RB Refunding for ExxonMobil Project Subseries 2003 A-2 (A-1+/VMIG1)(b)
2,000,000	0.130	07/02/12	2,000,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for Exxon Mobil Project Series 2012 (A-1/VMIG1)(b)
2,700,000	0.140	07/02/12	2,700,000

			4,700,000

Virginia – 0.1%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College and Equipment Programs Series 2006 B (ST APPROP) (A-1+/VMIG1)(b)
2,665,000	0.190	07/02/12	2,665,000

TOTAL SHORT-TERM INVESTMENTS			$ 35,060,000

TOTAL INVESTMENTS – 97.0%			$ 3,495,298,733

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			107,933,954

NET ASSETS – 100.0%			$ 3,603,232,687

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Inverse floating rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(b)	Securities with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2012.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	When-issued security.

(e)	Zero coupon bond until next reset date.

(f)	Security is currently in default.

(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2012.

(i)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $54,167,610, which represents approximately 1.5% of net assets as of June 30, 2012.

(j)	Non-income producing security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC-ICC	— Agency Insured Custody Certificate.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED	— Insured by Assured Guaranty
GTY
BNY	— Insured by the Bank of New York Mellon Corp.
COMWLTH	— Commonwealth Guaranteed
GTD
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA INS	— Insured by Federal Housing Administration
GO	— General Obligation
GO OF	— General Obligation of Authority
AUTH
GO OF	— General Obligation of Corporation
CORP
GO OF	— General Obligation of City
CITY
GO OF	— General Obligation of Institution
INSTN
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MUN	— Municipal Government Guaranteed
GOVT GTD
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE	— National Public Finance Guarantee Corp. Re-insures
FGIC	Financial Guaranty Insurance Co.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Insured by Radian Asset Assurance

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Radian IBCC	— Insured by Radian Asset Insurance Bond Custodial
Certificate
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST APPROP	— State Appropriation
TCRS	— Transferable Custodial Receipts
VRDN	— Variable Rate Demand Notes
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(a)	Unrealized Gain (Loss)(b)

Protection Sold:
JPMorgan Chase Bank N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$10,000	1.700%	06/20/21	2.122%	$(288,832)
	Illinois State GO Bonds Series A, 5.000%, 06/01/29	10,000	1.830	06/20/21	2.408	(420,162)

TOTAL						$(708,994)

(a)

A credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,431,269,995
Gross unrealized gain	342,893,816
Gross unrealized loss	(278,865,078)
Net unrealized security gain	$64,028,738

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 95.4%
Alabama – 1.1%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)
$ 1,000,000	14.020%	05/15/15	$ 1,477,930
Alabama State Port Authority RB for Docks Facilities Series 2010 (BBB+/NR)
2,500,000	5.750	10/01/30	2,823,050
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,814,496
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	624,726
100,000	5.000	11/15/21	106,378

			6,846,580

Alaska – 0.2%
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA/WR)(c)
1,000,000	5.125	05/01/14	1,086,850

Arizona – 1.3%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(b)
2,170,000	1.180	02/02/15	2,047,851
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,603,964
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB/Baa1)(b)
2,000,000	5.500	06/01/14	2,160,320
Northern Arizona University RB Series 2003 (FGIC) (A+/A1)(c)
1,235,000	5.500	06/01/14	1,355,190

			8,167,325

Arkansas – 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AA+/NR)
505,000	5.500	07/01/23	542,511

California – 22.2%
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,434,400
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AA+/Aa1)
5,000,000	5.000	11/01/39	5,538,400
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,209,130
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (A+/WR)
1,000,000	5.750	09/01/23	1,037,130

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (AGM) (AA-/Aa2)
$ 2,000,000	5.375%	10/01/19	$ 2,023,960
California State Various Purpose GO Bonds Series 2009 (A-/A1)
5,000,000	5.250	10/01/25	5,653,950
5,000,000	6.500	04/01/33	6,026,400
2,750,000	6.000	04/01/38	3,186,177
California State Various Purpose GO Bonds Series 2010 (A-/A1)
1,250,000	6.000	03/01/33	1,478,475
1,500,000	5.500	03/01/40	1,658,490
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A-/NR)
1,435,000	5.750	08/15/38	1,538,535
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,342,640
California Statewide Community Development Authority Water & Wastewater RB Unrefunded Balance Series 2004 (AGM) (AA-/Aa3)
155,000	5.250	10/01/19	166,126
Chabot-Las Positas Community College District GO for Capital Appreciation Series 2006 C (AMBAC) (AA-/Aa2)(d)
6,340,000	0.000	08/01/35	1,796,883
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(d)
6,500,000	0.000	06/01/34	2,179,970
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006 (NR/NR)
425,000	5.000	09/01/36	400,541
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
410,000	5.000	09/01/36	400,418
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,826,740
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
35,000,000	0.000	06/01/47	1,993,600
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
19,500,000	0.000	06/01/47	364,845
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-3 (AA+/Aaa)(c)
350,000	7.875	06/01/13	374,122
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-5 (AA+/Aaa)(c)
650,000	7.875	06/01/13	694,798
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B-/B3)
5,000,000	5.000	06/01/33	3,771,850

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AA-/Aa3)
$ 3,500,000	5.000%	06/01/35	$ 3,548,930
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
1,150,000	5.000	06/01/29	1,150,954
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
3,300,000	5.750	06/01/47	2,649,504
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
5,000,000	5.000	06/01/45	5,063,100
Hacienda La Puente California Unified School District GO Bonds for Election of 2000 Series 2003 B (AGM) (AA-/Aa3)(c)
1,200,000	5.250	08/01/13	1,263,540
Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	594,958
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA/Aa1)
5,000,000	5.250	08/01/39	5,704,900
Los Angeles Department of Airports RB Refunding for Los Angeles International Airport Series 2010 A (Non-Amt) (AA/Aa3)
3,000,000	5.000	05/15/35	3,319,830
Los Angeles Unified School District GO Bonds Refunding Series A (AA-/Aa2)
2,500,000	4.000	07/01/20	2,875,425
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA-/Aa3)(d)
2,000,000	0.000	08/01/37	524,540
4,500,000	0.000	08/01/38	1,116,045
4,500,000	0.000	08/01/39	1,052,325
Menlo Park California GO Bonds Series 2002 (AAA/Aaa)(c)
1,000,000	5.250	08/01/12	1,013,700
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(d)
1,205,000	0.000	08/01/26	598,933
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
1,750,000	6.500	11/01/39	2,126,670
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
3,500,000	6.125	11/01/29	4,072,670
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(e)
10,000,000	0.000	08/01/35	6,576,200
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
2,500,000	6.750	11/01/39	2,757,225
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/Aa3)(d)
2,150,000	0.000	08/01/31	816,721
4,150,000	0.000	08/01/32	1,478,064
3,500,000	0.000	08/01/33	1,167,180

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/Aa3)(e)
$ 6,450,000	0.000%	08/01/38	$ 5,272,746
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(f)
3,000,000	0.843	12/01/35	2,064,510
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AA+/Aa1)(c)
3,000,000	5.000	05/01/15	3,382,350
San Diego Community College District GO Bonds Refunding Series 2012 (AA+/Aa1)
2,575,000	5.000	08/01/27	3,076,636
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000	05/01/33	5,405,400
San Diego Public Facilities Financing Water Authority RB Refunding Subseries 2012 A (AA-/Aa3)
2,500,000	5.000	08/01/31	2,877,825
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa2)(d)
5,000,000	0.000	07/01/39	1,186,900
San Francisco City & County GO Bonds for Earthquake Safety & Emergency Response Series 2012 A (AA/Aa2)
3,930,000	3.000	06/15/22	4,111,212
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (AGM) (AA-/Aa3)
55,000	5.375	08/01/12	55,207
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (BBB/Baa2)(d)
1,605,000	0.000	01/15/26	749,391
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007 (NR/NR)
1,865,000	5.000	09/01/37	1,815,410
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/Aa3)
310,000	5.250	06/01/34	317,087
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (BBB/Baa2)
725,000	5.250	09/01/19	746,591
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A+/WR)(d)
1,175,000	0.000	08/01/25	620,071

			136,250,330

Colorado – 1.3%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A/A2)
800,000	5.000	03/01/25	844,712
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	1,140,547
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (BBB/Baa2)(d)
5,000,000	0.000	09/01/27	2,206,550

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Series 2010 A (BBB-/Baa2)(d)
$ 6,000,000	0.000%	09/01/40	$ 1,167,180
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (NR/Aa2)
2,200,000	5.250	12/01/26	2,452,802

			7,811,791

District of Columbia – 1.2%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/A1)
490,000	6.250	05/15/24	500,334
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,103,300
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA+/Aa2)
5,000,000	6.000	10/01/35	5,988,900

			7,592,534

Florida – 9.6%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A-/NR)
1,495,000	5.000	05/01/19	1,608,351
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,325,000	6.000	05/01/35	2,439,157
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,180,000	5.750	05/01/35	2,190,268
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	4,196,113
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
905,000	5.375	05/01/36	906,448
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AA-/Aaa)(c)
1,000,000	5.250	08/15/14	1,102,520
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
490,000	5.000	05/01/21	497,174
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (BBB/Baa2)
125,000	4.750	10/01/36	113,140
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (BBB/Baa2)
1,240,000	5.800	05/01/16	1,240,112
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004 (NR/NR)
1,505,000	6.000	05/01/34	1,521,705
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
1,000,000	6.250	10/01/31	1,168,870
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)(g)
2,000,000	5.000	10/01/21	2,331,120

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (BBB+/Baa2)
$ 2,755,000	5.375%	05/01/22	$ 2,859,470
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,750,000	5.750	05/01/35	1,767,202
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	309,288
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,270,000	5.875	05/01/35	2,371,106
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
2,500,000	5.000	11/15/13	2,584,075
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
1,185,000	5.375	05/01/30	1,020,735
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
895,000	6.000	05/01/35	900,665
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA-/Aa3)
1,200,000	6.000	02/01/30	1,368,012
1,500,000	6.000	02/01/31	1,704,195
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A-/NR)
500,000	5.250	10/01/13	526,855
425,000	5.250	10/01/14	464,784
575,000	5.250	10/01/16	643,609
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,051,240
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA-/Aa3)
1,250,000	5.375	10/01/40	1,349,513
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)(g)
1,330,000	4.500	11/01/33	1,351,054
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(c)
1,620,000	7.125	11/01/16	1,860,781
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
910,000	5.500	05/01/36	929,519
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
605,000	5.450	05/01/36	619,066
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,389,160
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (BBB/Baa2)
250,000	4.625	10/01/30	250,020
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A-/Baa2)
1,395,000	4.500	05/01/18	1,522,322

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
$ 890,000	5.350%	05/01/35	$ 902,878
Trails at Monterey Community Development District Special Assessment Refunding Bonds, Series 2012 (A-/NR)(g)
1,210,000	4.500	05/01/33	1,211,839
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
4,385,000	5.850	05/01/35	4,431,569
Village Community Development District No. 5 Special Assessment Series 2003 A (NR/NR)
2,240,000	6.100	05/01/34	2,267,821
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,775,000	5.250	05/01/37	1,792,910
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	1,002,996

			58,767,662

Georgia – 1.0%
Atlanta Airport RB Refunding Series 2012 C (AMT) (A+/A1)
1,250,000	5.000	01/01/27	1,371,688
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)(c)
365,000	5.500	01/01/14	392,663
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/Aa3)
4,075,000	5.250	07/01/36	4,556,543

			6,320,894

Guam – 0.4%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
600,000	5.375	12/01/24	641,298
850,000	5.625	12/01/29	905,216
750,000	5.750	12/01/34	795,367

			2,341,881

Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,177,250

Illinois – 4.6%
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	500,829
Chicago Illinois Sales Tax RB Series 2011 A (AAA/Aa2)
2,000,000	5.000	01/01/41	2,188,020
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
1,250,000	6.250	11/15/13	1,253,300
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Baa2)(b)
2,300,000	5.500	02/28/14	2,306,923
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	395,874

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba2)
$ 400,000	5.125%	01/01/25	$ 390,452
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB/NR)
400,000	5.050	08/01/29	415,912
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,526,239
Illinois State GO Bonds Prerefunded (NATL-RE) (BBB/A2)(c)
1,525,000	5.000	06/01/13	1,589,767
Illinois State GO Bonds Series 2012 A (A+/A2)
2,500,000	4.000	01/01/26	2,476,850
Illinois State GO Bonds Unrefunded (NATL-RE) (A/A2)
975,000	5.000	06/01/19	1,005,927
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA-/Aa2)
2,725,000	9.000	11/01/16	3,477,100
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,301,265
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA-/NR)
2,320,000	5.500	03/01/32	2,452,217
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (GO OF DIST) (AA-/NR)(d)
6,500,000	0.000	12/01/25	3,747,770

			28,028,445

Indiana – 1.7%
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa2)
2,000,000	5.250	08/01/36	2,055,180
Greencastle Indiana Waterworks RB Refunding Series 2001 (NATL-RE) (BBB/Baa2)
300,000	4.250	07/26/12	300,780
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(a)
205,000	28.890	05/01/15	411,306
Indiana State Educational Facilities Authority RB for Earlham College Project Series 1998 (NR/A1)
325,000	4.950	10/15/12	326,023
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa1)
640,000	5.100	01/15/17	728,742
Indianapolis Indiana Gas Utility RB Second Lien Series 2008 A (ASSURED GTY) (AA-/Aa3)(b)
3,500,000	5.000	08/15/13	3,673,880
Jasper County PCRB Refunding for Northern RMKT 8/25/08 Series 1994 C (NATL-RE) (BBB/Baa2)
650,000	5.850	04/01/19	750,230
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+/NR)
275,000	4.650	07/05/13	286,399
Princeton Indiana Sewer Works RB Refunding Series 2003 (NR/NR)
275,000	4.500	05/01/13	275,817

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
$ 1,400,000	5.250%	02/01/31	$ 1,453,928

			10,262,285

Iowa – 0.5%
Coralville Iowa COPS Series 2006 D (NR/Baa2)
1,325,000	5.250	06/01/22	1,382,333
Tobacco Settlement Authority of Iowa RB Asset-Backed Bonds Series 2005 C (B+/B2)
1,875,000	5.375	06/01/38	1,543,612

			2,925,945

Kentucky – 2.0%
Kentucky Economic Development Finance Authority RB for Ashland Hospital Corp. King’s Daughters Medical Center Series 2010 (A+/A1)
3,000,000	5.000	02/01/40	3,158,190
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)
470,000	17.680	05/01/39	638,359
Kentucky Economic Development Finance Authority System RB for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/WR)(c)
1,085,000	6.000	10/01/13	1,170,802
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/Baa2)
2,165,000	6.000	10/01/18	2,283,794
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(c)
3,750,000	6.125	02/01/18	4,779,712

			12,030,857

Louisiana – 1.4%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	720,549
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,669,440
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA-/Aa3)
1,230,000	5.250	08/01/28	1,449,740
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,041,840
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA-/Aa3)
1,350,000	6.000	01/01/23	1,583,712
Tobacco Settlement Financing Corp. RB for Asset-Backed Bonds Series 2001 B (A-/A3)
1,220,000	5.875	05/15/39	1,249,219

			8,714,500

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – 1.4%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
$ 1,088,000	6.500%	07/01/31	$ 1,127,690
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
255,000	5.600	07/01/20	255,122
555,000	5.700	07/01/29	555,089
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A2 )
500,000	5.375	08/15/24	536,965
750,000	5.500	08/15/33	787,740
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
2,000,000	5.250	12/01/12	2,024,360
1,025,000	5.375	12/01/14	1,075,943
500,000	5.625	12/01/16	540,680
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/A a1)
1,500,000	5.000	03/01/19	1,749,165

			8,652,754

Massachusetts – 2.6%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AA+/Aa1)(c)
1,000,000	5.000	07/01/14	1,091,660
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,923,550
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/Aa3)
1,850,000	6.350	01/01/30	2,023,271
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	3,198,180
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AA-/Aa3)
3,750,000	5.250	07/01/12	3,750,000

			15,986,661

Michigan – 1.6%
Michigan Finance Authority Revenue for Rol Railroad II R-14017 (AAA/NR)(a)
2,780,000	13.821	07/05/12	4,641,238
Michigan Higher Education Student Loan Authority RB Series 2003 17-1 (AMT) (AMBAC) (BBB-/Ba3)
5,000,000	5.200	03/01/24	5,141,850

			9,783,088

Minnesota – 0.8%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A3)
1,500,000	6.750	11/15/32	1,801,335

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Minnesota – (continued)
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (BBB+/A3)
$ 2,900,000	5.250%	05/15/36	$ 3,018,871

			4,820,206

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
1,095,000	5.375	10/01/33	1,240,186

Missouri – 0.9%
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
270,000	4.750	06/01/25	280,754
4,125,000	5.000	06/01/35	4,246,069
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,121,920

			5,648,743

Nevada – 0.6%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB+/Baa1)(b)
765,000	5.450	03/01/13	787,896
Clark County Nevada School District GO Bonds Refunding Series 1998 (AGM) (AA-/Aa3)
800,000	5.500	06/15/13	837,720
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
1,375,000	5.100	12/01/22	1,378,314
North Las Vegas Nevada Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
620,000	4.850	12/01/15	636,002
University of Nevada RB for Community College System Series 2002 A (NATL-RE FGIC) (AA-/Aa2)
250,000	4.450	07/01/12	250,000

			3,889,932

New Hampshire – 0.4%
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA/WR)(c)
1,000,000	5.250	08/15/13	1,055,440
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB/NR)
1,250,000	5.200	05/01/27	1,437,650

			2,493,090

New Jersey – 4.0%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
360,000	5.000	09/01/34	393,905

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AA-/Aa3)
$ 1,000,000	6.000%	12/15/34	$ 1,154,940
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A+/A1)
4,000,000	5.500	12/15/29	4,598,280
New Jersey Economic Development Authority Water Facilities RB Refunding for American Water Co., Inc. Project Series 2010 B (AMT) (A/A2)
2,000,000	5.600	11/01/34	2,165,500
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	617,256
175,000	5.500	07/01/30	180,484
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,899,775
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA-/Aa3)
3,000,000	6.125	06/01/30	3,255,060
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AMT) (AA/Aa2)
670,000	6.150	10/01/23	751,150
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,932,315
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A+/A1)
2,450,000	5.500	06/15/41	2,827,545
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(d)
11,250,000	0.000	06/01/41	719,888
Tobacco Settlement Financing Corp. RB Series 2003 (AA+/Aaa)(c)
300,000	6.750	06/01/13	317,769
Tobacco Settlement Financing Corp. RB Series 2007 1-A (B-/B1)
3,015,000	4.625	06/01/26	2,666,677

			24,480,544

New Mexico – 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB-/Baa3)
2,500,000	5.900	06/01/40	2,720,150
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,119,760

			3,839,910

New York – 3.4%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (AA-/Aa3)
6,500,000	5.750	05/01/26	7,599,345
4,500,000	5.750	05/01/29	5,226,795

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations –(continued)
New York – (continued)
New York City GO Bonds Series 2006 A (AA/Aa2)
$ 400,000	5.000%	08/01/18	$ 463,516
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BBB-/NR)
2,045,000	5.000	11/01/12	2,072,751
New York Mortgage Agency RB for Homeowner Mortgage Series 2003 - 109 (AMT) (NR/Aa1)
900,000	4.800	10/01/23	909,108
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (BBB/A3)
1,500,000	5.500	11/01/14	1,653,450
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	178,104
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
2,600,000	5.500	06/01/19	2,723,630

			20,826,699

North Carolina – 0.8%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,276,180
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (A-/Baa1)
500,000	5.375	01/01/16	512,585
850,000	5.375	01/01/17	871,394
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA-/Aa3)
500,000	6.000	01/01/19	584,145
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (ETM) (NR/NR)(c)
145,000	5.500	01/01/13	148,702
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Unrefunded Series 2003 A (A/A2)
305,000	5.500	01/01/13	312,665

			4,705,671

Ohio – 0.3%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
440,000	5.125	06/01/24	353,562
2,000,000	5.875	06/01/30	1,564,120

			1,917,682

Oklahoma – 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
240,000	5.000	12/01/27	238,968
140,000	5.125	12/01/36	136,472

			375,440

Oregon – 1.0%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A3)
1,500,000	8.250	01/01/38	1,908,390
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Series 2002 (NR/NR)(c)
1,255,000	6.125	09/01/12	1,279,059

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oregon – (continued)
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB/NR)
$ 745,000	6.125%	09/01/22	$ 755,169
Oregon State GO Bonds Refunding for Oregon University System Series 2012 A (AA+/Aa1)
2,100,000	5.000	08/01/27	2,548,203

			6,490,821

Pennsylvania – 0.9%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/Baa2)
2,000,000	7.500	09/01/26	2,451,480
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A2)(c)
150,000	5.375	11/15/14	167,255
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A-/A3)
2,500,000	4.000	10/01/23	2,585,075
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A+/A2)(c)
225,000	5.375	11/15/14	249,754

			5,453,564

Puerto Rico – 5.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa2)
3,635,000	6.125	07/01/24	4,240,228
2,000,000	6.000	07/01/38	2,104,500
2,500,000	6.000	07/01/44	2,625,350
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB/Baa1)
3,000,000	6.500	07/01/37	3,383,190
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (BBB/Baa1)
5,000,000	5.000	07/01/41	4,917,250
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (BBB/Baa1)
2,000,000	6.000	07/01/27	2,212,260
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Baa2)
900,000	5.250	07/01/18	929,214
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)
2,500,000	6.000	08/01/39	2,825,375
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A1)(e)
13,000,000	0.000	08/01/32	13,150,800

			36,388,167

South Carolina – 0.9%
City of Columbia Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
2,500,000	5.000	02/01/41	2,824,975

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
South Carolina – (continued)
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
$ 2,500,000	5.000%	08/01/30	$ 2,501,075

			5,326,050

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	542,635
300,000	5.250	07/01/38	319,137

			861,772

Tennessee – 1.3%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,858,922
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,821,689
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(b)
1,000,000	4.850	06/01/25	1,019,620
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	2,175,873

			7,876,104

Texas – 13.1%
Arlington Permanent Improvement GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,185,000	3.000	08/15/19	1,292,740
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
2,675,000	5.375	02/15/29	2,838,764
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (AMT) (NATL-RE) (A+/A1)
410,000	6.250	11/01/28	410,935
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
2,500,000	5.000	11/01/27	2,816,650
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (AGM) (AA-/Aa3)(c)
2,015,000	5.750	09/01/12	2,032,470
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)(c)
1,000,000	5.125	08/15/12	1,005,560
Grand Prairie Texas Independent School District GO Bonds Series 2003 (AGM) (AA+/Aa3)(c)
1,000,000	5.375	02/15/13	1,031,460
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	715,400

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
$ 10,000,000	5.500%	07/01/34	$ 11,238,600
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
1,000,000	5.250	05/15/25	1,072,570
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	5,434,250
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,497,860
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (BBB/Baa2)
2,500,000	5.200	05/01/30	2,643,025
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	155,547
235,000	5.625	02/15/35	239,239
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA/NR)(c)
1,160,000	5.500	08/15/12	1,166,925
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (AMT) (BBB/NR)(b)
1,000,000	6.000	08/01/13	1,053,070
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(e)
1,000,000	0.000	09/01/43	687,210
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,921,250
1,100,000	6.250	01/01/39	1,243,572
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)
1,000,000	5.500	09/01/41	1,162,280
1,000,000	6.000	09/01/41	1,211,800
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(e)
6,000,000	0.000	01/01/43	6,142,020
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,389,050
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,618,758
1,000,000	5.500	02/01/29	1,130,220
1,670,000	5.500	02/01/31	1,872,120
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,444,990
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	3,197,431
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (BBB/Baa2)
5,000,000	5.750	10/01/21	5,030,850

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa2)
$ 1,715,000	5.250%	02/01/25	$ 1,903,701
1,900,000	5.250	02/01/27	2,095,244
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
425,000	5.125	05/15/37	417,643
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa2)
3,000,000	6.250	12/15/26	3,567,240
Tomball Hospital Authority RB Refunding Series 2005 (NR/Aaa)(c)
900,000	5.000	07/01/15	1,019,430

			80,699,874

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,869,490

Utah – 0.6%
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
2,005,000	5.875	07/01/39	2,098,513
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
1,570,000	5.900	07/01/36	1,640,634

			3,739,147

Virginia – 1.3%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (BBB/Baa2)(c)
1,850,000	5.250	07/15/13	1,944,887
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
750,000	5.500	01/01/42	789,442
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
2,940,000	6.250	07/01/31	3,231,736
Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,220,760
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A+/A2)
1,000,000	5.500	06/01/39	1,077,810

			8,264,635

Washington – 2.8%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(a)
700,000	16.006	12/14/17	1,171,716
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(a)
730,000	16.013	01/01/24	1,185,410
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A-/Baa2)
2,000,000	5.000	12/01/30	2,054,040

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Washington – (continued)
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/Aa3)
$ 2,000,000	5.000%	12/01/30	$ 2,120,800
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa1)
3,165,000	6.625	06/01/32	3,291,537
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	586,755
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/Aa3)
250,000	6.000	08/15/39	277,890
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/Aa3)
250,000	6.000	08/15/39	277,890
Washington State Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (A+/A2)
3,000,000	6.500	11/15/33	3,379,500
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,186,390

			17,531,928

West Virginia – 0.3%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
2,000,000	5.250	07/01/25	2,067,480

Wisconsin – 0.4%
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	385,073
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	101,077
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
1,750,000	5.250	08/15/31	1,815,292

			2,301,442

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$ 586,398,720

Other Municipal Debt Obligation – 0.2%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(b)(i)
$ 2,000,000	5.500%	09/30/15	$ 1,350,060

Short-Term Investments – 2.9%
Illinois – 0.9%
Chicago Illinois GO VRDN Project Series 2003 B-1 RMKT 3/18/09 (A-1/VMIG1)(b)
$ 1,500,000	0.180%	07/02/12	$ 1,500,000
Chicago Illinois GO VRDN Project Series 2003 B-2 RMKT 3/18/09 (A-1/A a3)(b)
1,300,000	0.180	07/02/12	1,300,000
Chicago Illinois GO VRDN Project Series 2003 B-3 RMKT 3/18/09 (A-1/VMIG1)(b)

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – (continued)
Illinois – (continued)
$ 1,300,000	0.180%	07/02/12	$ 1,300,000
Chicago Illinois GO VRDN Refunding RMKT 4/18/12 Series 2007 F (F1/VMIG1)
1,700,000	0.170	07/02/12	1,700,000

			5,800,000

Missouri – 0.7%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (A-1/VMIG1)(b)
1,200,000	0.170	07/02/12	1,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 A (A-1+/VMIG1(b)
2,955,000	0.170	07/02/12	2,955,000

			4,155,000

New York – 0.3%
New York City GO VRDN Bonds Subseries 1993 E2 (A-1/VMIG1)(b)
1,500,000	0.170	07/02/12	1,500,000

Texas – 0.7%
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding Exxon Mobil Project Series 2012 (A-1+/VMIG1)
2,100,000	0.140	07/02/12	2,100,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(b)
2,400,000	0.160	07/02/12	2,400,000

			4,500,000

Virginia – 0.3%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College and Equipment Programs Series 2006 B (ST APPROP) (A-1+/VMIG1)(b)
1,800,000	0.190	07/02/12	1,800,000

TOTAL SHORT-TERM INVESTMENTS			$ 17,755,000

TOTAL INVESTMENTS – 98.5%			$ 605,503,780

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			8,995,373

NET ASSETS – 100.0%			$ 614,499,153

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Inverse floating rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(b)	Securities with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2012.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Zero coupon bond until next reset date.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2012.

(g)	When-issued security.

(h)	Security is currently in default.

(i)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,350,060, which represents approximately 0.2% of net assets as of June 30, 2012.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED	— Insured by Assured Guaranty
GTY
BNY	— Insured by the Bank of New York Mellon Corp.
CAL MTG	— Insured by California Mortgage Insurance
INS
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GO OF	— General Obligation of Authority
AUTH
GO OF	— General Obligation of District
DIST
GO OF	— General Obligation of Institution
INSTN
IDA	— Industrial Development Authority
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE	— National Public Finance Guarantee Corp. Re-insures
FGIC	Financial Guaranty Insurance Co.
NATL-RE-	— Insured by National Public Finance Guarantee Corp. -
IBC	Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST AID	— State Aid Withholding
WITHHLDG
ST APPROP	— State Appropriation
TCRS	— Transferable Custodial Receipts
VRDN	— Variable Rate Demand Notes
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$557,890,447
Gross unrealized gain	56,801,733
Gross unrealized loss	(9,188,400)
Net unrealized security gain	$47,613,333

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 96.6%
Alabama – 1.5%
Alabama 21st Centrury Authority Tobacco Settlement RB Series 2012 A (A/NR)
$ 2,435,000	5.000%	06/01/17	$ 2,832,830
1,500,000	5.000	06/01/18	1,764,075
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/Aa2)
11,400,000	4.000	03/01/17	12,896,250
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,000,000	5.000	08/01/17	5,970,300
Birmingham Waterworks & Sewer Board RB Series 2002 B (NATL-RE) (AA+/WR)(a)
5,000,000	5.000	01/01/13	5,116,700
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,487,406
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
1,000,000	5.000	02/01/13	1,020,090
Jefferson County Alabama Sewer Warrants RB for Capital Improvement Series 2002 D (FGIC) (AA+/Aaa)(a)
5,000,000	5.250	08/01/12	5,017,200
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
1,925,000	3.000	08/15/12	1,928,792
2,345,000	3.000	08/15/13	2,385,428
2,795,000	3.500	08/15/14	2,889,415
3,300,000	4.000	08/15/15	3,494,997
3,850,000	3.000	08/15/16	3,985,751
			50,789,234

Alaska – 0.2%
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BBB-/Ba1)
6,740,000	4.625	06/01/23	6,759,816

Arizona – 2.3%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(b)
2,150,000	1.124	10/02/12	1,558,449
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)
4,500,000	1.180	02/02/15	4,246,695
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 C (NR/NR)(c)
10,000,000	1.180	02/02/15	9,437,100
Arizona Transportation Board Refundig for Grant Anticipation Notes Series 2012 (AA/Aa2)
8,195,000	4.000	07/01/15	8,985,818
7,235,000	4.000	07/01/16	8,133,008
Gilbert Arizona Street & Highway User RB Refunding Series 2012 (AA/NR)
3,000,000	5.000	07/01/19	3,597,270
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/Aa3)
1,000,000	4.000	07/01/15	1,093,390
1,000,000	4.000	07/01/16	1,119,940
1,500,000	5.000	07/01/17	1,771,230
4,825,000	3.000	07/01/18	5,206,416

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BBB-/Baa3)(c)
$ 5,000,000	4.000%	06/01/15	$ 5,207,400
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (BBB/Baa1)(c)
4,500,000	6.000	05/01/14	4,885,515
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB/Baa1)(c)
1,000,000	6.000	05/01/14	1,085,670
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,138,750
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 A (BBB/Baa1)(c)
2,000,000	1.250	05/30/14	2,000,740
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB/Baa1)(c)
3,000,000	5.500	06/01/14	3,240,480
Phoenix Arizona GO Bonds Refunding Series 2009 C (AAA/Aa1)
4,000,000	2.500	07/01/13	4,090,840
Phoenix Civic Improvement Corp. RB Refunding Junior Lien Series 2009 B (AAA/Aa2)
1,000,000	3.000	07/01/12	1,000,000
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,259,112
			76,057,823

Arkansas – 0.3%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA-/NR)
1,550,000	2.000	01/01/14	1,576,784
1,985,000	2.000	01/01/15	2,029,722
1,720,000	2.000	01/01/16	1,759,749
2,065,000	2.000	01/01/17	2,106,940
1,885,000	3.000	01/01/18	1,996,630
			9,469,825

California – 13.8%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (A+/A2)
3,000,000	5.000	08/01/16	3,404,340
Alameda Corridor Transportation Authority Senior Lien RB for Capital Appreciation Series 1999 A (NATL-RE) (A-/A3)
1,000,000	5.125	10/01/16	1,003,010
Alameda Corridor Transportation Authority Tax-Exempt Lien RB Refunding for Capital Appreciation Series 2004 B (AMBAC) (BBB+/Baa2)(d)
7,790,000	0.000	10/01/12	7,764,994
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA-/Aa3)
50,000	5.000	02/01/24	53,090

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
$ 250,000	2.000%	09/01/12	$ 250,605
580,000	2.000	09/01/13	585,371
500,000	2.250	09/01/14	506,110
465,000	3.000	09/01/15	477,848
650,000	3.000	09/01/16	666,880
735,000	3.000	09/01/17	751,229
1,000,000	3.250	09/01/18	1,021,840
Buena Park Community Redevelopment Agency Tax Allocation for Consolidated Redevelopment Project Series 2008 A (A/Ba1)
25,000	4.300	09/01/16	26,240
Burbank Public Financing Authority RB Unrefunded for Golden State Series 2003 A (AMBAC) (A/Ba1)
985,000	5.250	12/01/18	1,018,697
230,000	5.250	12/01/19	237,160
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A2)(c)
2,500,000	5.000	07/01/14	2,692,325
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B (AA/Aa3)(c)
5,000,000	1.450	03/15/17	5,043,150
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(c)
5,000,000	5.000	10/16/14	5,429,600
California Infrastructure & Economic Development Bank RB Refunding for The J.Paul Getty Trust Series 2012 B-2 (AAA/NR)(c)
14,250,000	0.480	07/05/12	14,260,688
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa3)
10,885,000	5.000	05/01/13	11,310,277
8,000,000	5.000	05/01/14	8,665,920
15,585,000	4.000	05/01/16	17,533,904
California State Economic Recovery GO Bonds Refunding Series 2009 B (A+/Aa3)(c)
40,940,000	5.000	07/01/14	44,275,382
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AA+/Aaa)(a)
255,000	5.250	07/01/14	279,796
California State Economic Recovery GO Bonds Series 2004 A (ETM) (NATL-RE FGIC) (A+/Aa3)
2,650,000	5.250	07/01/14	2,900,451
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/Aa3)
890,000	5.250	07/01/14	974,114
California State GO Bonds Refunding Series 2005 (A-/A1)
3,000,000	5.000	05/01/14	3,238,260
California State GO Bonds Series 1993 (FGIC-TCRS) (A-/A1)
4,150,000	4.750	09/01/23	4,164,317
California State GO Bonds Series 2004 (A-/A1)
2,000,000	4.125	04/01/13	2,055,200
California State Public Works Board Lease RB for Department of Mental Health Series 2004 A (BBB+/A2)
4,185,000	5.250	06/01/14	4,518,210
California State Public Works Board Lease RB for Various Judicial Council Projects Series 2011 D (BBB+/A2)
11,685,000	2.000	12/01/14	11,928,282

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2005 (A-/A1)
$ 3,850,000	5.000%	03/01/13	$ 3,966,578
California State Various Purpose GO Bonds Series 2006 (A-/A1)
2,500,000	5.000	03/01/14	2,680,925
California Statewide Communities Development Authority RB for California State Proposition 1A Receivables Program Series 2009 (A-/A1)
15,775,000	4.000	06/15/13	16,318,922
41,405,000	5.000	06/15/13	43,222,679
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,370,000
Corona Redevelopment Agency Tax Allocation Refunding for Merged Downtown Series 2004 A (NATL-RE FGIC) (BBB/WR)
125,000	5.000	09/01/16	129,407
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1/A2)(d)
13,300,000	0.000	09/01/15	12,416,614
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
550,000	5.000	08/15/12	551,980
250,000	5.000	08/15/14	262,292
Glendale Redevelopment Agency Tax Allocation for Central Glendale Redevelopment Project Series 2002 (NATL-RE) (A/Baa2)
25,000	4.000	12/01/12	25,015
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AA+/Aaa)(a)
2,000,000	6.750	06/01/13	2,117,500
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
18,670,000	4.500	06/01/27	15,356,262
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AA+/Aaa)(a)
7,000,000	5.500	06/01/13	7,332,220
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AMBAC) (AA+/Aaa)(a)
5,000,000	5.000	06/01/13	5,214,700
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
550,000	5.000	06/01/14	584,953
Grant Joint Union High School District GO Bond Series 2008 (AGM) (NR/Aa3)(d)
1,950,000	0.000	08/01/26	963,924
4,000,000	0.000	08/01/27	1,861,480
4,565,000	0.000	08/01/28	1,997,279
2,225,000	0.000	08/01/29	913,963
2,465,000	0.000	08/01/30	951,022
2,575,000	0.000	08/01/31	923,421
6,080,000	0.000	08/01/32	2,046,102
4,780,000	0.000	02/01/33	1,531,464

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Irvine City Limited Obligation Improvement Bond Series 2011 (BBB+/NR)
$ 280,000	3.000%	09/02/12	$ 281,243
225,000	3.000	09/02/13	230,746
300,000	3.000	09/02/14	309,849
300,000	3.000	09/02/15	309,672
500,000	3.000	09/02/16	515,800
400,000	3.250	09/02/17	412,572
750,000	3.625	09/02/18	773,558
Irvine Public Facilities & Infrastructure Authority Assessment RB Series 2012 A (BBB+/NR)
1,070,000	2.000	09/02/13	1,078,828
635,000	3.000	09/02/15	653,739
1,285,000	3.000	09/02/16	1,320,967
1,325,000	3.000	09/02/17	1,350,400
600,000	3.000	09/02/18	604,698
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (SP-1+/Aa2)(d)
1,750,000	0.000	09/01/16	1,618,418
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (BBB/Baa2)
540,000	5.500	07/01/17	581,359
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa2)
10,000,000	5.000	07/01/17	11,974,200
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding Second Senior Tier Series 2009 B (AA+/Aa3)
2,385,000	4.000	07/01/13	2,473,269
Los Angeles County Schools Pooled Financing Program Tax and Revenue Anticipation Notes Series 2012 B-4 (GO OF PARTICIPANTS) (SP-1+/NR)
11,275,000	2.000	01/31/13	11,373,656
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
3,080,000	3.000	07/01/13	3,163,591
3,735,000	3.000	07/01/14	3,923,356
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
4,010,000	5.000	07/01/12	4,010,000
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa2)
2,000,000	5.000	07/01/13	2,093,760
Los Angeles Unified School District GO Bonds Series 2006 F (FGIC) (AA-/Aa2)
1,805,000	5.000	07/01/17	2,086,634
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-1 (AAA/Aa1)(c)
24,640,000	0.530	05/01/15	24,640,000
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,230,000	3.000	09/01/14	1,283,935
1,000,000	3.000	09/01/16	1,059,370
1,895,000	4.000	09/01/17	2,095,415
3,080,000	4.000	09/01/19	3,395,762
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,167,110

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Moreno Valley Unified School District Tax and Revenue Anticipation Notes (NR/MIG2)
$ 6,000,000	2.500%	10/01/12	$ 6,026,580
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/NR)
590,000	3.000	09/01/14	612,396
620,000	3.000	09/01/15	650,120
890,000	3.000	09/01/16	935,123
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A3)
1,250,000	2.000	08/01/12	1,251,463
1,790,000	3.000	08/01/13	1,832,154
1,235,000	4.000	08/01/14	1,301,912
1,705,000	3.000	08/01/15	1,777,838
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (A-/Baa2)
700,000	5.250	04/01/20	731,549
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/Baa2)
100,000	5.000	10/01/20	102,163
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District (BBB/NR)
385,000	3.000	09/02/18	393,924
Rancho Mirage Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Northside Series 2006 A (NATL-RE) (A+/Baa2)
15,000	4.750	04/01/22	15,194
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	274,334
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(b)
2,250,000	0.843	09/01/12	1,548,383
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA-/NR)
850,000	3.000	09/01/12	852,958
445,000	3.000	09/01/13	454,470
465,000	3.000	09/01/14	476,639
715,000	3.000	09/01/15	731,452
1,470,000	3.000	09/01/16	1,513,483
1,515,000	3.000	09/01/17	1,546,239
1,310,000	3.000	09/01/18	1,315,096
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/Aa3)
1,000,000	5.000	05/15/13	1,040,650
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/Ba1)
1,450,000	5.250	09/01/21	1,572,380
665,000	5.250	09/01/23	714,409
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/Ba1)
655,000	5.000	09/01/13	675,567
San Diego Redevelopment Agency Tax Allocation for Centre City Series 2004 A (XLCA) (A/Ba1)
115,000	5.250	09/01/15	121,568
150,000	5.250	09/01/16	158,080
300,000	5.000	09/01/17	313,638

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA-/Aa3)
$ 4,455,000	5.000%	05/01/17	$ 5,213,865
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA/Aa2)
2,750,000	4.000	06/15/19	3,168,468
San Francisco City & County GO Bonds Refunding Series 2011 R1 (AA/Aa2)
22,215,000	5.000	06/15/13	23,216,230
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
250,000	4.500	08/01/13	253,922
200,000	5.000	08/01/14	207,566
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (A/Ba1)
250,000	5.250	08/01/17	258,302
San Francisco City & County Redevelopment Financing Authority Tax Allocation RB Refunding for Redevelopment Project Series 2007 B (NATL-RE) (A/Baa2)
1,150,000	5.000	08/01/14	1,205,303
San Jose Redevelopment Agency Tax Allocation for Merged Area Redevelopment Project Series 1993 (NATL-RE) (BBB/Baa2)
2,710,000	6.000	08/01/15	2,842,763
San Jose Redevelopment Agency Tax Allocation for Merged Area Redevelopment Project Series 2002 (NATL-RE) (BBB/Baa2)
50,000	4.500	08/01/14	50,009
San Jose Redevelopment Agency Tax Allocation Refunding for Merged Area Redevelopment Project Series 2004 A (NATL-RE) (BBB/Baa2)
2,230,000	5.250	08/01/12	2,233,122
1,675,000	5.250	08/01/14	1,725,267
San Jose Redevelopment Agency Tax Allocation Refunding for Merged Area Redevelopment Project Series 2005 B (AMBAC) (BBB/Ba3)
550,000	5.000	08/01/12	550,368
175,000	5.000	08/01/13	176,484
San Jose Redevelopment Agency Tax Allocation Series 2005 B (AMBAC) (BBB/Ba3)
1,625,000	5.000	08/01/14	1,647,913
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
3,000,000	4.500	03/01/14	3,150,600
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
1,000,000	1.000	09/01/12	1,000,620
1,000,000	1.000	09/01/13	1,003,790
1,050,000	1.500	09/01/14	1,052,215
930,000	1.750	09/01/15	928,289
620,000	2.000	09/01/16	616,317
1,260,000	2.250	09/01/17	1,247,249
1,000,000	4.000	09/01/19	1,063,940
San Mateo Union High School District GO BANS Series 2012 (SP-1+/NR)(d)
5,000,000	0.000	02/15/15	4,877,800
San Mateo Union High School District GO Bond Anticipation Project Series 2011 (SP-1+/NR)(d)
4,500,000	0.000	02/15/15	4,390,020

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Tobacco Securitization Authority of Northern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2005 A-1 (B+/B3)
$ 1,570,000	4.750%	06/01/23	$ 1,452,423
William S. Hart Union High School District GO BANS Series 2009 A (A+/NR)(d)
8,500,000	0.000	08/01/33	2,817,155

			463,847,661

Colorado – 0.1%
Denver Colorado Airport System RB Series 2009 A (A+/A1)
750,000	5.000	11/15/12	762,765
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (BBB/Baa2)
4,125,000	5.750	09/01/13	4,328,404

			5,091,169

Connecticut – 1.9%
Connecticut State GO Bonds for Economic Recovery Series 2009 D (AA/Aa3)
10,000,000	5.000	01/01/13	10,233,400
Connecticut State GO Bonds Refunding Series 2004 B (NATL- RE) (AA/Aa3)
4,325,000	5.000	12/01/13	4,608,633
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa3)
5,250,000	5.000	12/15/17	6,168,120
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA-/Aa3)
1,000,000	4.000	07/01/14	1,056,490
1,695,000	4.000	07/01/15	1,811,209
1,830,000	4.000	07/01/16	1,984,287
1,000,000	2.000	07/01/17	995,760
1,260,000	4.000	07/01/18	1,371,838
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(c)
19,345,000	5.000	02/12/15	21,598,499
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa3)
2,415,000	5.000	02/15/15	2,687,195
4,730,000	4.000	02/15/16	5,276,646
West Haven GO Refunding Bonds Series 2012 (AGM) (AA- /Aa3)
555,000	3.000	08/01/15	569,114
2,000,000	4.000	08/01/17	2,143,040
2,100,000	4.000	08/01/18	2,251,914
West Haven GO Refunding Bonds Series 2012 (BBB/Baa1)
500,000	4.000	08/01/14	520,400

			63,276,545

Delaware – 0.1%
Delaware Municipal Electric Corp. RB Series 2011 (A/A2)
1,215,000	4.000	07/01/15	1,309,381
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	950,506

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Delaware – (continued)
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
$ 1,435,000	4.000%	09/15/17	$ 1,649,231

			3,909,118

District of Columbia – 0.1%
District of Columbia GO Bonds Series 2004 A (AGM) (AA-/Aa2)(a)
3,000,000	5.000	06/01/15	3,387,060

Florida – 6.4%
Alachua County Health Facilities Authority RB for Shands Healthcare Project Series 2010 B (A/A2)
920,000	3.000	12/01/12	926,072
Broward County Florida Port Facilities RB Series 2009 A (A-/A2)
2,765,000	5.000	09/01/12	2,782,890
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA/NR)(a)
5,000,000	8.950	10/01/12	5,204,100
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
170,000	1.500	11/01/13	170,043
175,000	2.125	11/01/14	175,373
175,000	2.250	11/01/15	175,108
180,000	2.500	11/01/16	180,144
185,000	2.750	11/01/17	185,635
190,000	3.000	11/01/18	190,213
195,000	3.250	11/01/19	195,879
Citizens Property Insurance Corp. Senior Secured RB for High- Risk Account Series 2010 A-1 (A+/A2)
2,000,000	5.000	06/01/13	2,080,080
7,500,000	5.000	06/01/14	8,072,175
2,800,000	5.000	06/01/15	3,064,992
Citizens Property Insurance Corp. Senior Secured RB Refunding for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
4,515,000	5.000	03/01/13	4,646,883
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
500,000	5.000	05/01/13	515,530
885,000	5.000	05/01/15	965,128
615,000	5.000	05/01/17	691,857
1,375,000	5.000	05/01/18	1,556,156
1,890,000	5.000	05/01/19	2,144,016
Escambia Country Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
1,980,000	5.000	08/15/13	2,069,991
2,240,000	5.000	08/15/14	2,414,944
2,365,000	5.000	08/15/15	2,609,565
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (BBB/Baa2)
100,000	3.000	04/01/14	102,965
150,000	4.000	04/01/15	159,274
825,000	3.000	04/01/17	851,524
500,000	5.000	04/01/18	563,855
500,000	5.000	04/01/19	563,505
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,364,480

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
$ 13,305,000	5.000%	07/01/15	$ 14,809,929
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2009 F (AAA/Aa1)
3,195,000	3.000	06/01/13	3,274,428
Florida State Board of Education GO Bonds Refunding for Public Education Capital Outlay Series 2012 A (AAA/Aa1)
18,055,000	5.000	06/01/18	21,886,271
7,280,000	5.000	06/01/19	8,924,042
Florida State Department of Transportation Turnpike RB Refunding Series 2003 B (AMBAC) (AA-/Aa3)
3,650,000	5.000	07/01/17	3,845,129
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	2,979,313
2,985,000	5.000	10/01/14	3,214,785
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
420,000	4.000	10/01/12	423,074
250,000	4.000	10/01/14	262,800
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
885,000	4.000	10/01/12	891,478
415,000	5.000	10/01/13	434,592
890,000	5.000	10/01/14	957,089
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A2)
265,000	3.000	10/01/12	266,309
290,000	3.000	10/01/13	296,577
290,000	3.000	10/01/14	300,579
Florida State Municipal Power Agency RB Refunding for Stanton Project Series 2008 (A+/A1)
1,030,000	4.250	10/01/12	1,038,147
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
1,255,000	5.000	06/01/13	1,302,577
855,000	5.000	06/01/14	917,364
Highlands County Florida Health Facilities Authority RB for Adventist Health System/Sunbelt Obligated Group Series 2002 (AA-/Aa3)(c)
2,450,000	3.950	09/01/12	2,463,303
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
2,000,000	5.000	11/15/13	2,119,100
1,000,000	5.000	11/15/15	1,122,690
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/A1)
3,050,000	5.000	10/01/13	3,207,563
Jacksonville Florida Special RB Series 2010 B-1 (AA-/Aa2)
4,415,000	5.000	10/01/14	4,838,045
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,405,949
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AA-/Aa3)
2,000,000	5.000	10/01/14	2,148,720
Lake County School Board COPS for Master Lease Program Series 2012 A (A/NR)
855,000	5.000	06/01/14	916,859

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
$ 5,020,000	5.000%	11/15/16	$ 5,699,808
6,315,000	5.000	11/15/17	7,259,535
6,250,000	5.000	11/15/18	7,211,125
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
1,180,000	4.000	10/01/16	1,316,656
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (BBB-/NR)
240,000	2.400	05/01/13	240,230
250,000	2.900	05/01/14	250,700
255,000	3.100	05/01/15	256,092
265,000	3.400	05/01/16	266,505
275,000	3.600	05/01/17	276,686
285,000	3.800	05/01/18	286,767
Miami Special Obligation Refunding Series 2011 A (AGM) (AA-/Aa3)
830,000	5.000	02/01/17	925,574
Miami-Dade County School Board COPS Series 2011 B (A/A1)(c)
3,000,000	5.000	05/01/16	3,312,030
Miami-Dade County School Board COPS Series 2012 A (A/A1)(c)(f)
7,595,000	5.000	08/01/16	8,452,931
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (AGM) (AA-/Aa2)
1,500,000	5.000	10/01/13	1,586,535
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
255,000	2.000	04/01/13	257,287
300,000	3.000	04/01/14	308,424
580,000	5.000	04/01/15	630,182
1,130,000	4.000	04/01/16	1,208,897
1,180,000	5.000	04/01/17	1,321,104
1,245,000	5.000	04/01/18	1,404,709
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AA-/Aa3)
2,495,000	5.000	06/01/14	2,649,665
Palm Beach County School Board COPS Refunding Series 2005 A (AGM) (AA-/Aa3)
2,085,000	5.000	08/01/17	2,346,146
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,041,140
Port St. Lucie Florida Utility System RB Series 2003 (NATL- RE) (BBB/Baa2) (a)(d)
3,650,000	0.000	09/01/13	1,262,243
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa2)
1,000,000	3.000	07/01/13	1,025,130
1,400,000	3.000	07/01/14	1,449,378
1,400,000	3.000	07/01/15	1,454,488
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa2)
12,375,000	5.000	10/01/17	14,202,045

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
$ 280,000	2.250%	05/01/13	$ 279,950
290,000	3.000	05/01/14	290,554
295,000	3.250	05/01/15	296,814
305,000	3.500	05/01/16	306,946
320,000	3.750	05/01/17	322,518
330,000	4.000	05/01/18	332,204
345,000	4.125	05/01/19	349,181
375,000	4.375	05/01/21	377,850
390,000	4.500	05/01/22	393,370
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa2)
5,145,000	5.000	10/01/13	5,442,432
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
95,000	1.750	05/01/13	94,999
95,000	2.125	05/01/14	94,956
100,000	2.250	05/01/15	99,727
105,000	2.500	05/01/16	104,619
105,000	2.750	05/01/17	104,763
110,000	3.000	05/01/18	109,415
110,000	3.250	05/01/19	109,663
115,000	3.500	05/01/20	114,218
115,000	3.750	05/01/21	113,972
125,000	3.875	05/01/22	123,736
125,000	4.000	05/01/23	123,910
135,000	4.125	05/01/24	134,058
140,000	4.150	05/01/25	138,894
145,000	4.250	05/01/26	144,542

			214,774,392

Georgia – 4.2%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
1,700,000	5.700	09/01/13	1,706,069
Burke County Development Authority Pollution Control RB for Georgia Transmission Corporation Vogtle Project Series 2012 (AA-/A2)(c)
6,000,000	1.250	05/01/15	6,008,280
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA-/Aa2)
1,530,000	4.000	07/01/16	1,692,593
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)(a)
1,400,000	5.500	01/01/14	1,506,106
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2009 (AA+/NR)
1,000,000	4.000	05/01/13	1,031,200
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,073,688
1,000,000	4.500	07/01/14	1,082,390
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
1,500,000	5.000	11/01/13	1,593,375
2,850,000	5.000	11/01/14	3,149,906

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
DeKalb County School District GO Bonds Series 2007 (ST AID WITHHLDG) (AA+/Aa1)
$ 10,000,000	5.000%	02/01/13	$ 10,274,400
Dekalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
200,000	2.000	10/01/14	204,236
1,500,000	5.000	10/01/16	1,735,530
Douglas County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
2,985,000	4.000	04/01/17	3,404,363
East Point Building Authority RB for Water and Sewer Project Series 2006 A (XLCA) (NR/WR)
750,000	5.000	02/01/13	761,947
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,106,627
Gainesville Georgia School District GO Bonds Series 2011 (ST AID WITHHLDG) (AA+/NR)
2,595,000	3.000	12/01/14	2,701,006
2,500,000	4.000	12/01/15	2,711,050
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
7,950,000	5.000	07/01/17	8,989,701
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
3,425,000	5.000	07/01/12	3,425,000
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,303,516
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	10,611,850
11,495,000	4.000	09/01/17	13,311,325
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	18,627,293
Henry County School District GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
4,000,000	2.000	12/01/15	4,191,240
Jackson County School District GO Bonds Refunding Series 2012 (AA+/Aa2)
3,030,000	5.000	03/01/17	3,560,311
4,215,000	5.000	03/01/18	5,042,320
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
1,000,000	2.500	02/01/13	1,013,150
1,000,000	5.000	02/01/14	1,073,010
Municipal Electric Authority RB for Combustion Turbine Project Series 2002 A (NATL-RE) (A/A1)(a)
8,260,000	5.250	11/01/12	8,395,051
Municipal Electric Authority RB Subseries 2010 B (A/A2)
2,355,000	3.000	01/01/13	2,383,472
1,685,000	3.000	01/01/14	1,743,065
Public Gas Partners, Inc. RB Series 2009 A (A+/A2)
6,130,000	5.000	10/01/15	6,865,661
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (AA+/Aa1)
2,500,000	5.000	10/01/16	2,927,600
2,000,000	3.000	10/01/17	2,179,060
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	2,991,866

			141,377,257

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Guam – 0.4%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-/NR)
$ 1,030,000	5.000%	10/01/12	$ 1,035,541
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB+/NR)
1,000,000	5.000	12/01/13	1,033,870
Guam Power Authority RB Subseries 2010 A (BBB-/Ba2)
11,680,000	6.500	10/01/12	11,692,031

			13,761,442

Hawaii – 0.4%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa2)
4,000,000	4.000	11/01/14	4,326,680
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa2)(a)
3,745,000	5.250	09/01/13	3,960,899
Hawaii State Highway RB Series 2011 A (AA+/Aa2)
750,000	3.000	01/01/14	779,033
Honolulu City and County GO Bonds Series 2004 B (NATL-RE) (AA+/Aa1)
3,600,000	5.000	07/01/15	3,910,464

			12,977,076

Illinois – 8.7%
Berwyn Illinois GO Bonds Refunding Series 2004 (AMBAC) (NR/WR)
200,000	5.000	12/01/12	202,610
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (AA-/Aa3)(d)
2,500,000	0.000	12/01/15	2,364,750
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (A+/Aa3)(d)
2,000,000	0.000	01/01/14	1,962,940
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AA-/Aa3)
5,000,000	5.000	01/01/15	5,465,800
Chicago Illinois Midway Airport Second Lien RB Series 2010 B (A-/A3)(c)
3,750,000	5.000	01/01/15	4,053,188
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AA-/Aa3)
6,275,000	5.000	01/01/15	6,782,334
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A1)
1,000,000	5.000	03/01/15	1,075,300
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
2,715,000	6.250	11/15/13	2,722,168
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (AA-/Aa3)
500,000	4.000	11/01/16	560,810
400,000	5.000	11/01/19	483,772
1,000,000	5.000	11/01/20	1,217,790
Illinois Educational Facilities Authority RB for University of Chicago RMKT 7/01/09 Series 1998 (AA/Aa1)(c)
3,000,000	3.375	02/03/14	3,143,610
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa1)(c)
2,000,000	1.875	02/12/15	2,050,040

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A-/A1)(c)
$ 2,250,000	2.125%	07/01/14	$ 2,269,058
Illinois Finance Authority RB for Art Institute of Chicago Series 2010 B (A+/A1)
5,250,000	4.000	07/01/15	5,408,287
Illinois Finance Authority RB for Northwestern University Series 2008 (AAA/Aaa)(c)
10,500,000	1.200	03/01/13	10,558,380
Illinois Finance Authority RB Refunding for Advocate Health Care Network Series 2010 D (AA/Aa2)
5,110,000	3.000	04/01/13	5,207,908
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
1,750,000	5.000	05/15/13	1,812,930
5,000,000	5.000	05/15/14	5,343,800
4,400,000	5.250	05/15/15	4,840,792
Illinois Health Facilities Authority RB for Advocate Health Care Network Series 2003 A (AA/Aa2)(c)
1,610,000	4.375	07/01/14	1,722,684
Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
5,050,000	5.000	06/15/14	5,485,057
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,375,000	4.000	06/15/17	2,676,245
Illinois State GO Bonds First Series 2001 (AGM) (AA-/Aa3)
1,900,000	5.500	05/01/15	2,092,546
Illinois State GO Bonds Refunding Series 2006 (A+/A2)
7,750,000	5.000	01/01/15	8,350,935
Illinois State GO Bonds Refunding Series 2009 A (A+/A2)
16,000,000	4.000	09/01/20	16,911,200
Illinois State GO Bonds Refunding Series 2010 (A+/A2)
5,020,000	5.000	01/01/17	5,608,545
11,800,000	5.000	01/01/18	13,227,092
15,890,000	5.000	01/01/20	17,837,478
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA-/Aa3)
6,725,000	5.000	01/01/15	7,249,886
Illinois State GO Bonds Refunding Series 2012 (A+/A2)
16,375,000	3.000	08/01/13	16,765,871
6,250,000	5.000	08/01/16	6,990,063
7,025,000	5.000	08/01/19	7,952,440
Illinois State GO Bonds Series 2002 (NATL-RE) (A+/A2)
2,710,000	5.500	08/01/15	3,004,062
Illinois State GO Bonds Series 2003 (NATL-RE) (A+/A2)(a)
5,000,000	5.000	06/01/13	5,214,700
3,200,000	5.000	06/01/13	3,337,408
Illinois State GO Bonds Series 2003 A (A+/A2)
7,525,000	5.000	10/01/16	7,864,979
Illinois State GO Bonds Series 2003 A (NR/NR)(a)
4,235,000	5.000	10/01/13	4,480,926
Illinois State GO Bonds Series 2007 B (A+/A2)
4,000,000	4.250	01/01/14	4,180,080
Illinois State GO Bonds Series 2012 (A+/A2)
6,000,000	4.000	03/01/15	6,339,060
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 1994 (NATL-RE) (AAA/A3)
3,000,000	0.000	06/15/15	2,825,970

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)(f)
$ 840,000	3.000%	10/01/17	$ 859,236
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
5,110,000	4.000	06/01/13	5,260,030
5,030,000	5.000	06/01/15	5,548,291
11,350,000	4.125	06/01/16	12,426,207
4,000,000	5.000	06/01/16	4,512,840
10,000,000	5.000	06/01/17	11,369,900
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
5,000,000	4.000	06/01/13	5,163,000
13,420,000	5.000	06/01/16	15,233,310
13,545,000	5.000	06/01/17	15,730,080

			293,746,388

Indiana – 1.3%
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+/WR)(a)
1,750,000	5.000	07/15/13	1,835,277
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/Baa2)
2,545,000	5.000	08/01/13	2,647,411
1,085,000	5.500	08/01/17	1,247,500
4,535,000	5.625	08/01/18	5,312,027
Duneland School Building Corp. RB Refunding for First Mortgage Series 2009 (ST AID WITHHLDG) (AA+/NR)
1,070,000	4.000	02/01/13	1,091,058
Indiana Bond Bank RB for State Revenue Funding Program Series 2004 B (AAA/NR)
4,000,000	5.000	02/01/13	4,109,280
Indiana Finance Authority Hospital RB for University Health Obligated Group Series 2011 N (A+/A1)
2,365,000	3.000	03/01/14	2,445,623
2,000,000	4.000	03/01/15	2,146,460
Indiana Health Facility Financing Authority RB for Ascension Health Credit Group Series 2001 A-2 (AA+/Aa1)(c)
4,575,000	1.600	02/01/17	4,575,000
Indiana Health Facility Financing Authority RB for Ascension Health RB Series 2005 A-3 (AA/Aa2)(c)
1,500,000	1.700	09/01/14	1,534,950
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 05/01/09 Series 2009 A (AA/NR)(c)
1,500,000	5.000	08/01/13	1,570,260
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(g)
850,000	28.890	05/01/15	1,705,414
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series 2011 (AA+/Aa1)(c)
2,950,000	1.500	08/01/14	3,002,746
Indiana University RB for Student Fees Series 2008 S (AA+/Aaa)
1,200,000	5.000	08/01/12	1,204,200
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA-/Aa3)
3,905,000	5.000	10/01/15	4,340,681

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 B (NATL-RE) (NR/Baa2)
$ 2,500,000	5.200%	06/01/13	$ 2,589,525
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(c)
2,500,000	6.250	06/02/14	2,722,050

			44,079,462

Iowa – 0.1%
State University of Iowa Athletic Facilities RB Series 2010 S.U.I (AA-/Aa2)
450,000	2.500	07/01/15	470,507
State University of Iowa RB Refunding for University’s Utility System Series 2009 S.U.I (NR/Aa1)
1,000,000	3.000	11/01/12	1,009,080
1,185,000	3.000	11/01/13	1,224,306

			2,703,893

Kansas – 1.0%
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (AA-/Aa3)
1,000,000	4.000	11/15/12	1,013,410
2,390,000	4.000	11/15/13	2,501,637
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
355,000	3.500	11/15/12	359,121
200,000	5.000	11/15/13	212,050
225,000	5.000	11/15/14	246,724
Kansas Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,613,464
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
1,000,000	3.000	11/01/14	1,050,270
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(c)
3,000,000	2.000	03/01/17	2,999,970
Overland Park City Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,159,763
Wichita GO Bonds Temporary Notes Renewal and Improvement Series 248 (SP-1+/MIG1)
15,000,000	0.300	08/15/13	14,991,750
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,545,593

			32,693,752

Kentucky – 0.5%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(g)
940,000	17.680	11/01/13	1,276,717
Kentucky State Property and Buildings Refunding Series 2011 A (A+/Aa3)
1,325,000	5.000	08/01/16	1,530,799
5,000,000	4.000	08/01/17	5,634,350
Louisville/Jefferson County Metro Government GO Bonds Refunding Series 2010 D (AA+/Aa1)
2,875,000	3.000	10/01/14	3,017,686

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kentucky – (continued)
Louisville/Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A-/A2)(c)
$ 5,000,000	1.650%	04/03/17	$ 5,000,250
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AA-/Aa3)
1,080,000	3.000	09/01/13	1,106,633

			17,566,435

Louisiana – 1.7%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AA+/Aa2)
450,000	3.000	08/01/14	467,658
500,000	3.000	08/01/15	526,910
DeSoto Parish Louisiana PCRB Refunding for International Paper Co. Projects Series 2002 A (BBB/Baa3)
1,240,000	5.000	10/01/12	1,252,450
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/A1)(a)
4,405,000	5.000	02/01/14	4,766,739
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa3)
225,000	2.750	11/01/12	226,159
100,000	2.750	11/01/13	102,106
205,000	2.750	11/01/14	210,492
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A-/A3)
2,700,000	5.000	06/01/16	3,050,541
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA-/Aa3)
1,250,000	3.000	12/01/16	1,329,087
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Jefferson Parish Series 2009 A (AA-/Aa2)
370,000	3.000	04/01/13	375,569
Louisiana Local Government Environmental Facilities & Community Development Authority RB for LCTCS Facilities Corp. Project Series 2011 (AA-/A1)(d)
1,500,000	0.000	10/01/15	1,419,975
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Parish of East Baton Rouge Road Improvements Project Series 2012 (AA/Aa3)
1,315,000	3.000	08/01/15	1,397,253
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (NR/Baa2)
350,000	5.000	07/01/12	350,000
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AA-/Aa3)
8,250,000	5.000	06/01/20	9,120,127
Louisiana State Gasoline and Fuels Tax RB Second Lien RMKT 06/01/10 Series 2010 A-1 (NR/Aa2)
5,000,000	0.930	06/01/13	5,005,500
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project RMKT 10/01/10 Series 2007 B-1A (A/NR)(c)
3,000,000	1.600	10/01/12	3,005,910
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-1 (A/NR)(c)
4,750,000	1.875	10/01/13	4,799,827

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-2 (A/NR)(c)
$ 4,845,000	2.100%	10/01/14	$ 4,923,731
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
3,520,000	5.250	11/15/13	3,717,261
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
500,000	5.000	10/01/16	558,070
2,825,000	5.000	10/01/17	3,193,380
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA-/Aa3)
500,000	4.000	12/01/15	544,125
610,000	4.000	12/01/16	675,874
St. Tammany Parish Hospital Service District No. 1 RB Refunding Project Series 2011 (A-/NR)
500,000	2.000	07/01/12	500,000
1,190,000	2.000	07/01/13	1,197,687
1,390,000	2.000	07/01/14	1,401,662
1,800,000	2.300	07/01/15	1,823,976
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A/A2)
500,000	4.000	04/01/13	510,260
420,000	4.000	04/01/16	452,151
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (A/A1)
115,000	5.500	05/15/30	117,644

			57,022,124

Maine – 0.3%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (BBB/NR)(c)
3,125,000	3.800	11/01/15	3,408,031
Maine State Housing Authority Mortgage Purchase Bonds Series 2011 E (AA+/Aa1)
2,700,000	1.350	11/15/14	2,712,528
2,455,000	1.700	11/15/15	2,475,058

			8,595,617

Maryland – 2.3%
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2009 (AAA/Aa1)
2,345,000	4.000	04/01/13	2,410,754
Baltimore County Maryland GO Bonds 71st Issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,524,129
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
6,650,000	4.000	02/01/14	7,033,439
2,500,000	4.000	02/01/16	2,804,675
9,000,000	5.000	02/01/17	10,658,070
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	3,757,111
Calvert County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
1,455,000	2.000	07/15/14	1,503,161

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AA+/Aa1)
$ 2,075,000	5.000%	11/01/17	$ 2,520,938
3,055,000	4.000	11/01/18	3,584,431
1,635,000	4.000	11/01/19	1,933,584
Charles County Maryland GO Bonds Refunding Series 2011 (AA/Aa1)
2,365,000	4.000	11/01/15	2,630,731
1,115,000	4.000	11/01/16	1,270,353
5,405,000	4.000	11/01/17	6,267,692
Harford Country Maryland GO Bonds for Consolidated Public Improvement Series 2009 (AA+/Aaa)
1,170,000	2.250	07/01/16	1,233,168
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2008 (AAA/Aaa)
5,000,000	5.000	07/15/12	5,006,750
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,000,000	5.000	02/01/13	5,137,750
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
2,325,000	4.000	08/15/15	2,523,927
3,445,000	4.000	08/15/16	3,789,982
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	5,069,520
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,310,550

			75,970,715

Massachusetts – 0.9%
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A/A3)
4,000,000	5.000	01/01/15	4,370,600
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A2)
4,000,000	2.875	10/01/14	4,120,600
Massachusetts State Development Finance Agency RB for Partners Healthcare System Issue Series 2012 L (AA/Aa2)
400,000	5.000	07/01/15	450,404
300,000	5.000	07/01/16	348,471
Massachusetts State Development Finance Agency Resource Recovery RB for SEMASS System Series 2001 A (NATL-RE) (BBB/Baa2)
260,000	5.625	01/01/14	263,112
Massachusetts State GO Bonds Consolidated Loan Series 2004 A (AA+/Aa1)(a)
5,000,000	5.000	08/01/14	5,466,500
Massachusetts State GO Bonds Consolidated Loan Series 2004 D (AGM) (AA+/Aa1)(a)
3,475,000	5.000	12/01/14	3,844,914
Massachusetts State GO Bonds Refunding Series 2010 A (AA+/Aa1)(b)
2,500,000	0.710	02/01/14	2,508,025
Massachusetts State GO Bonds Series 2005 C (AA+/Aa1)
3,250,000	5.000	09/01/12	3,274,440
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AAA/Aaa)(c)
3,005,000	1.700	11/01/16	3,060,442
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (NR/NR)
465,000	5.000	08/15/12	466,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AA-/Aa3)
$ 690,000	5.250%	07/01/12	$ 690,000

			28,863,508

Michigan – 2.7%
Detroit Michigan Water Supply System RB Refunding Senior Lien Series 2011 C (NR/Baa2)
1,225,000	3.000	07/01/12	1,225,000
Detroit Michigan Water Supply System RB Senior Lien Series 2005 C (NATL-RE FGIC) (A+/Baa2)
3,000,000	5.000	07/01/16	3,288,240
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (A+/Baa2)
5,000,000	3.000	07/01/12	5,000,000
1,100,000	5.000	07/01/13	1,142,966
1,700,000	5.000	07/01/14	1,814,087
700,000	5.000	07/01/15	757,876
500,000	5.000	07/01/16	545,385
1,295,000	5.000	07/01/17	1,423,619
Kent Hospital Finance Authority RB Refunding for Spectrum Health System Series 2008 A (AA/Aa3)(c)
6,850,000	4.250	01/15/14	7,136,604
Michigan Finance Authority RB for Detroit School District Series 2011 (A+/NR)
7,500,000	5.250	06/01/17	8,343,825
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (A+/NR)
750,000	4.000	06/01/14	787,837
1,375,000	4.000	06/01/17	1,467,675
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,000,000	5.000	07/01/23	4,334,160
Michigan State Building Authority RB Refunding for Facilities Program Series 2003 I (AGM) (AA-/Aa3)
7,580,000	5.250	10/15/14	8,021,914
Michigan State GO Bonds Refunding for Environmental Program Series 2005 B (NATL-RE) (AA-/Aa2)
10,025,000	5.000	11/01/19	11,178,477
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA+/Aa1)(c)
3,875,000	2.000	08/01/14	3,984,934
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa1)(c)
3,000,000	2.000	05/30/18	3,003,300
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2009 (A/A1)
1,000,000	3.000	11/15/12	1,007,760
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A/NR)(c)
2,500,000	5.250	08/01/14	2,740,675
Michigan State Trunk Line Fund Bonds Series 2011 (AA+/Aa2)
550,000	3.000	11/15/14	583,434
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,174,840

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Wayne County Airport Authority Airport RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
$ 5,000,000	5.000%	12/01/14	$ 5,474,150
10,000,000	5.000	12/01/15	11,080,300
Wyandotte Electric RB Refunding Series 2009 A (ASSURED GTY) (AA-/Aa3)
3,235,000	4.000	10/01/12	3,257,354

			89,774,412

Minnesota – 1.3%
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aaa)
7,980,000	2.000	12/01/17	8,468,137
Minneapolis Minnesota Special School District Refunding Series 2011 A (SD CRED PROG) (AA+/Aa2)
3,525,000	2.000	02/01/13	3,561,272
3,520,000	2.000	02/01/14	3,596,419
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA/NR)
8,575,000	4.000	06/01/14	9,067,634
Minnesota State GO Bonds Series 2008 C (AA+/Aa1)
3,850,000	5.000	08/01/12	3,863,437
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
1,000,000	2.500	10/01/13	1,016,050
950,000	3.000	10/01/14	987,867
Minnesota State Various Purpose GO Bonds Series 2009 D (ETM) (AA+/Aa1)(a)
9,445,000	5.000	08/01/13	9,925,089
Osseo Independent School District No. 279 GO Bonds Refunding for School Building Series 2009 C (SD CRED PROG) (AA+/Aa2)
3,820,000	3.000	02/01/13	3,881,578

			44,367,483

Mississippi – 0.3%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa2)
250,000	3.000	11/01/12	251,903
700,000	3.000	11/01/13	721,805
Greenville Public School District RB Refunding Series 2009 (AA-/NR)
580,000	4.000	08/01/12	581,369
605,000	4.000	08/01/13	624,172
Mississippi State GO Bonds for Capital Improvement Series 2002 (AGM-CR) (AA/Aa2)(a)
5,000,000	5.000	11/01/12	5,076,950
Ocean Springs School District GO Bonds Series 2009 (AA-/NR)
1,135,000	4.000	05/01/13	1,167,926
University Education Building Corp. RB Refunding Series 2009 B (AA/Aa2)
1,790,000	3.000	10/01/13	1,831,725

			10,255,850

Missouri – 1.1%
Curators University of Missouri System Facilities Unrefunded- RB for System Facilities Series 2006 A (AA+/Aa1)
5,070,000	5.000	11/01/17	5,795,416

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Missouri – (continued)
Kansas City GO Bonds Refunding & Improvement Series 2012 A (AA/Aa2)
$ 5,000,000	2.000%	02/01/15	$ 5,174,500
7,600,000	2.000	02/01/16	7,928,776
Missouri State Board Public Buildings Special Obligation Bonds Series 2003 A (AA+/Aa1)
3,825,000	5.000	10/15/14	4,051,555
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (AA+/Baa2)
2,595,000	5.250	04/01/16	2,916,235
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (ST AID DIR DEP) (AA+/Baa2)
5,980,000	5.000	04/01/17	6,671,108
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/Baa1)
2,000,000	5.000	07/01/14	2,154,260
1,000,000	5.000	07/01/15	1,110,610

			35,802,460

Montana – 0.3%
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/Aa2)
1,600,000	2.000	06/01/17	1,668,576
2,000,000	3.000	06/01/17	2,180,980
1,750,000	3.000	06/01/18	1,907,115
800,000	4.000	06/01/18	917,000
1,790,000	3.000	06/01/19	1,936,136
1,440,000	4.000	06/01/19	1,655,928

			10,265,735

Nevada – 0.6%
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/A1)
3,000,000	5.000	07/01/16	3,415,050
Clark County School District Limited Tax GO Bonds Refunding Series 2003 D (NATL-RE) (AA-/Aa2)(a)
3,450,000	5.000	12/15/13	3,682,495
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
1,000,000	2.000	12/01/15	1,030,680
2,700,000	4.000	12/01/16	3,013,578
2,810,000	4.000	12/01/17	3,095,749
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (ETM) (AA+/Aa2)(a)
5,000,000	5.000	06/01/13	5,214,700
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
590,000	4.700	12/01/12	593,080
520,000	4.800	12/01/14	530,270

			20,575,602

New Hampshire – 0.4%
Manchester New Hampshire General Airport RB Refunding Series 2009 B (BBB+/A3)
5,105,000	5.000	01/01/13	5,192,959
5,240,000	5.000	01/01/14	5,501,895

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Hampshire – (continued)
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+/NR)
$ 2,900,000	3.250%	08/01/13	$ 2,966,903

			13,661,757

New Jersey – 3.9%
Atlantic County Utilities Authority Sewer RB Refunding Series 2009 (ASSURED GTY) (AA-/NR)
4,000,000	5.000	01/15/13	4,093,440
Bergen County New Jersey GO Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
1,730,000	2.000	12/01/13	1,770,724
1,275,000	2.000	12/01/14	1,319,740
1,320,000	2.000	12/01/15	1,377,644
1,725,000	2.000	12/01/16	1,817,495
2,355,000	2.000	12/01/17	2,472,255
2,500,000	2.000	12/01/18	2,597,825
Franklin Township School District GO Bonds Refunding Series 2009 (SCH BD RES FD) (AA/NR)
1,315,000	4.000	08/15/12	1,320,234
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA+/NR)
325,000	2.000	10/01/14	334,149
660,000	2.000	10/01/15	682,691
1,245,000	3.000	10/01/17	1,353,813
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	6,074,155
New Jersey COPS for Equipment Lease Purchase Agreement Series 2009 A (A+/A1)
2,000,000	5.000	06/15/13	2,074,800
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AGM) (AA-/Aa3)(c)
2,000,000	5.000	09/01/14	2,167,460
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (NATL-RE FGIC) (A+/A1)(a)
2,695,000	5.250	06/15/13	2,822,042
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (A+/A1)(a)
3,905,000	5.000	03/01/15	4,370,164
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (NATL-RE FGIC) (A+/A1)
3,685,000	5.250	12/15/14	4,071,667
New Jersey Economic Development Authority RB for School Facilities Construction Series 2007 (AGM) (AA-/Aa3)(c)
5,000,000	5.000	09/01/15	5,570,050
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2008 W (ETM) (A+/A1)(a)
1,300,000	5.000	03/01/13	1,340,677
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A+/A1)
7,500,000	5.000	12/15/16	8,705,100
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB+/Baa1)
1,240,000	5.000	07/01/17	1,429,794
1,265,000	4.000	07/01/18	1,395,852

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A-/NR)
$ 500,000	4.000%	07/01/13	$ 515,625
1,000,000	5.000	07/01/14	1,076,310
1,000,000	5.000	07/01/15	1,104,090
2,000,000	5.000	07/01/16	2,269,220
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Issue Series 2011 A (BBB/Baa2)
4,375,000	3.000	07/01/13	4,468,756
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
1,900,000	4.000	01/01/13	1,925,479
4,680,000	3.500	01/01/16	4,926,730
New Jersey State GO Bonds Refunding Series 2010 Q (AA- /Aa3)
10,000,000	5.000	08/15/15	11,324,300
5,000,000	5.000	08/15/16	5,816,700
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (AGM) (AA-/Aa3)
5,285,000	5.750	12/15/12	5,415,962
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (A+/A1)
6,800,000	5.500	12/15/16	8,029,440
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A+/A1)
1,500,000	5.000	06/15/15	1,674,120
1,000,000	5.000	06/15/16	1,150,130
Newark Housing Authority RB for South Ward Police Facility Series 2009 (ASSURED GTY) (GO OF CITY) (NR/Aa3)
1,000,000	3.500	12/01/12	1,008,940
1,235,000	3.500	12/01/13	1,268,691
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
3,320,000	2.000	08/01/13	3,381,818
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (NR/Aa2)
2,665,000	2.000	08/15/14	2,739,727
Tobacco Settlement Financing Corp. RB Series 2003 (AA+/Aaa)(a)
1,750,000	6.750	06/01/13	1,853,652
Tobacco Settlement Financing Corp. RB Series 2007 1-A (B/B1)
9,590,000	4.500	06/01/23	8,967,801
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AA+/Aa1)
4,195,000	4.000	03/01/14	4,423,166

			132,502,428

New Mexico – 1.6%
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa1)
4,000,000	3.000	07/01/13	4,108,560
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (NR/A1)(c)
10,000,000	2.875	04/01/15	10,373,000

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Mexico – (continued)
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
$ 5,000,000	5.000%	07/01/16	$ 5,848,600
12,625,000	5.000	07/01/18	15,381,164
New Mexico State Severance Tax RB Series 2009 A (AA/Aa1)
10,000,000	4.000	07/01/12	10,000,000
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
2,000,000	5.000	07/01/17	2,393,760
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	6,552,918

			54,658,002

New York – 11.3%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA-/Aa3)
1,625,000	5.000	12/15/15	1,799,623
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,920,000	2.000	06/01/14	1,975,661
1,640,000	3.000	06/01/15	1,732,234
1,385,000	3.000	06/01/16	1,486,977
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA-/NR)
890,000	3.000	10/15/12	896,114
870,000	3.000	10/15/13	894,612
950,000	4.000	10/15/14	1,008,919
990,000	4.000	10/15/15	1,070,844
Metropolitan Transportation Authority New York RB Refunding for Trasportation Series 2012 C (A/A2)
1,000,000	5.000	11/15/15	1,134,360
730,000	4.000	11/15/16	820,557
Metropolitan Transportation Authority RB Series 2008 (A/A2)(c)
2,840,000	5.000	11/15/12	2,885,099
Metropolitan Transportation Authority RB Series 2011 D (A/A2)
725,000	3.000	11/15/13	748,548
1,000,000	4.000	11/15/15	1,101,350
Monroe County GO Bonds Refunding Series 2012 (BBB+/A3)
1,500,000	5.000	03/01/13	1,543,200
1,000,000	5.000	03/01/15	1,088,580
3,000,000	5.000	03/01/16	3,339,210
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
1,480,000	5.000	08/01/13	1,540,532
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/A2)
1,000,000	5.000	08/01/12	1,003,100
Nassau County Anticipation Notes for Town of Oyster Bay Series 2011 B (SP-1/NR)
23,850,000	3.000	08/10/12	23,919,404
Nassau County New York GO Bonds for Anticipation Notes Series 2011 A (SP-1+/NR)
10,000,000	2.500	09/30/12	10,050,600
Nassau County New York GO Bonds for Revenue Anticipation Notes Series 2012 A (SP-1+/NR)
7,250,000	2.000	03/29/13	7,330,693
Nassau County New York GO Bonds Refunding Series 2009 E (A+/A1)
3,000,000	4.000	06/01/13	3,087,270
New York City GO Bonds Series 2009 E (AA/Aa2)
9,340,000	3.000	08/01/13	9,613,849

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City GO Bonds Series 2009 H-1 (AA/Aa2)
$ 2,500,000	4.000%	03/01/13	$ 2,562,200
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,297,524
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	7,644,413
New York City Prerefunded Refunding Series 2009 C (NR/Aa2)(a)
560,000	5.000	08/01/13	588,151
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA/Aa2)
5,000,000	5.000	03/01/15	5,573,050
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 (AAA/Aa1)
1,075,000	5.000	11/01/12	1,091,684
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 (ETM) (NR/NR)(a)
1,675,000	5.000	11/01/12	1,700,778
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (AAA/Aa1)
14,835,000	3.000	11/01/12	14,969,702
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (ETM) (NR/Aa1)(a)
2,415,000	3.000	11/01/12	2,436,614
New York City Unrefunded Refunding Series 2009 C (NR/Aa2)
6,440,000	5.000	08/01/13	6,766,637
New York State Bridge Authority General RB Refunding Series 2011 (GO OF AUTH) (AA-/Aa3)
3,145,000	3.000	01/01/14	3,263,409
2,000,000	4.000	01/01/15	2,171,360
New York State Dormitory Authority Lease RB for Municipal Health Facilities Improvement Program Series 2010-1 (CITY APPROP) (AA-/Aa3)
4,825,000	5.000	01/15/14	5,117,636
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
2,215,000	4.000	05/01/17	2,460,732
New York State Dormitory Authority Personal Income Tax RB Series 2010 E (AAA/NR)
21,935,000	3.000	02/15/14	22,860,657
7,095,000	5.000	02/15/15	7,902,553
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (NATL-RE-IBC) (BBB/Aa3)
2,715,000	5.500	05/15/13	2,830,523
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/NR)
8,375,000	5.000	08/15/17	10,026,215
New York State Energy Research & Development Authority Pollution Control RB for New York State Electric & Gas Corporation Project Series 2011 B (BBB+/Baa1)
5,000,000	2.250	10/15/15	5,151,900
New York State Energy Research & Development Authority Pollution Control RB for New York State Electric & Gas Corporation Project Series 2011 C (BBB+/Baa1)
8,000,000	2.250	12/01/15	8,252,320
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
27,085,000	3.000	02/01/13	27,513,756
23,075,000	3.000	02/01/15	24,510,726
New York State Tax Exempt GO Bonds Series 2011 E (AA/Aa2)
6,950,000	5.000	12/15/17	8,415,338

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
$ 6,440,000	5.000%	04/01/17	$ 7,603,064
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
4,560,000	4.000	04/01/13	4,684,762
2,730,000	5.000	04/01/14	2,942,421
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA/NR)
1,060,000	5.000	03/15/13	1,095,287
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/NR)
8,000,000	5.000	03/15/16	9,246,000
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 B (AA-/NR)
21,775,000	5.000	01/01/14	23,250,256
Suffolk County New York Public Improvement Series 2011 A (A+/A1)
4,520,000	3.000	05/15/15	4,776,962
Suffolk County New York Refunding Serial Bonds Series 2012 A (A+/A1)
1,000,000	3.000	04/01/13	1,020,140
3,275,000	4.000	04/01/14	3,464,361
2,000,000	4.000	04/01/15	2,162,820
Suffolk County New York Refunding Serial Bonds Series 2012 B (A+/A1)
680,000	3.000	10/01/13	702,338
2,310,000	4.000	10/01/14	2,482,788
2,000,000	4.000	10/01/16	2,223,720
1,000,000	4.000	10/01/17	1,114,800
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
370,000	4.000	06/01/17	395,112
490,000	4.000	06/01/18	522,614
575,000	5.000	06/01/19	646,996
620,000	5.000	06/01/20	697,847
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (AA-/NR)
30,000,000	5.000	06/01/17	35,430,600
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 B-1C (AA-/Aa3)
12,500,000	5.500	06/01/19	13,094,375
Yonkers New York GO Bonds Series 2011 A (BBB+/Baa1)
2,000,000	5.000	10/01/13	2,083,800
2,020,000	5.000	10/01/14	2,159,784
2,000,000	5.000	10/01/15	2,191,820
2,000,000	5.000	10/01/16	2,234,860

			381,406,741

North Carolina – 3.4%
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa2)
1,715,000	5.000	09/01/12	1,726,216
3,190,000	5.000	09/01/13	3,327,138
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/Aa3)
1,220,000	2.250	07/01/14	1,254,831
Charlotte North Carolina GO Bonds Refunding Series 2009 B (AAA/Aaa)
6,010,000	5.000	06/01/13	6,271,435

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
Charlotte-Mecklenburg Hospital Authority RB Refunding for Carolinas HealthCare System Series 2009 A (AA-/Aa3)
$ 740,000	4.000%	01/15/13	$ 754,467
Durham North Carolina Utility System Revenue Refunding Series 2011 (AAA/Aa1)
500,000	3.000	06/01/14	524,650
300,000	4.000	06/01/16	337,827
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,065,580
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	6,244,370
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (A-/Baa1)
6,000,000	5.000	01/01/15	6,597,840
1,500,000	5.000	01/01/16	1,703,010
4,535,000	5.000	01/01/17	5,240,737
3,000,000	5.000	01/01/19	3,549,150
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 A (A-/Baa1)
1,500,000	3.200	01/01/13	1,520,040
500,000	5.000	01/01/13	511,070
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
500,000	3.000	01/01/13	506,195
3,000,000	3.000	01/01/14	3,107,940
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (A-/Baa1)
5,235,000	2.000	01/01/15	5,358,179
1,815,000	3.000	01/01/16	1,923,737
2,000,000	3.000	01/01/18	2,135,700
1,275,000	5.000	01/01/18	1,494,606
2,000,000	3.000	01/01/19	2,123,640
1,000,000	5.000	01/01/19	1,183,050
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	20,250,086
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/Aa2)(c)
6,000,000	4.000	03/01/18	6,738,240
North Carolina Infrastructure Finance Corp. COPS Capital Improvement Series 2006 A (AGM) (AA+/Aa1)
6,490,000	5.000	02/01/14	6,946,766
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,074,230
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (ETM) (A/A2)(a)
5,395,000	5.250	01/01/13	5,527,501
North Carolina Turnpike Authority Monroe Connector System State Appropriation RB Series 2011 (AA/Aa2)
3,000,000	4.000	07/01/14	3,201,990
Wake County GO Bonds Refunding Series 2009 D (AAA/Aaa)
10,000,000	4.000	02/01/13	10,219,000
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
985,000	3.000	06/01/15	1,049,163

			113,468,384

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – 1.9%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
$ 470,000	4.000%	12/01/14	$ 499,492
1,000,000	4.000	12/01/15	1,080,260
1,425,000	5.000	12/01/16	1,623,773
1,740,000	5.000	12/01/17	2,010,988
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
2,595,000	4.000	06/01/16	2,759,835
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
13,745,000	5.125	06/01/24	11,044,795
3,415,000	5.375	06/01/24	2,809,998
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AA-/Aa2)(a)
5,000,000	5.000	12/01/13	5,327,900
Cleveland Ohio Airport System RB Series 2009 C (A-/Baa1)
5,000,000	4.000	01/01/13	5,067,050
New Albany Community Authority RB Refunding Series 2012 C (NR/A1)
1,100,000	4.000	10/01/17	1,214,642
800,000	4.000	10/01/18	885,464
Ohio Housing Finance Agency Single Family Prerefunded Series 1985 (FGIC FHA/VA/PRIV MTGS) (AA+/WR)(a)(d)
1,500,000	0.000	01/15/14	1,344,120
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Generation Corp. Project Series 2009 D (BBB-/Baa2)(c)
10,000,000	4.750	08/01/12	10,033,000
Ohio State GO Bonds for Highway Capital Improvement Series 2010 N (AAA/Aa1)
7,620,000	3.000	05/01/14	7,973,644
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa1)
2,450,000	5.000	08/01/13	2,572,892
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C (A/A2)(c)
4,100,000	3.750	01/15/13	4,168,183
Ohio State RB for Mental Health Capital Facilities Series II — 2009 A (ST APPROP) (AA/Aa2)
1,320,000	4.000	12/01/13	1,383,294
Ohio State Water Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 (BBB/NR)(c)
2,000,000	2.625	01/02/13	2,000,000

			63,799,330

Oklahoma – 1.6%
Norman Oklahoma GO Bonds Series 2012 B (NR/Aa2)
3,750,000	0.050	03/01/15	3,678,187
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
4,020,000	2.000	03/01/13	4,066,592
4,745,000	2.250	03/01/14	4,884,930

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oklahoma – (continued)
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
$ 4,845,000	0.050%	03/01/14	$ 4,812,296
3,765,000	2.000	03/01/16	3,938,567
5,470,000	2.000	03/01/17	5,730,919
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa2)
2,160,000	2.000	01/01/14	2,211,905
1,860,000	2.000	01/01/15	1,906,072
2,160,000	2.000	01/01/17	2,211,451
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/Aa3)
1,340,000	5.000	06/01/13	1,392,166
Oklahoma Development Finance Authority Solid Waste Disposal RB for Waste Management of Oklahoma, Inc. Project Series 2004 A (BBB/NR)(c)
3,000,000	2.250	06/02/14	3,060,960
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	12,128,606
Tulsa Oklahoma GO Bonds Refunding Series 2009 A (AA/Aa1)
1,015,000	3.000	03/01/13	1,033,747
Tulsa Oklahoma GO Bonds Refunding Series 2009 B (AA/Aa1)
1,985,000	3.000	03/01/13	2,021,663
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,100,760

			54,178,821

Oregon – 0.8%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(c)
2,000,000	5.000	07/15/14	2,147,200
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (BBB/NR)(c)
5,000,000	2.000	09/02/14	5,125,950
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Project Series 2002 (NR/NR)(a)
550,000	5.800	09/01/12	560,269
520,000	5.900	09/01/12	529,786
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BBB/NR)
550,000	5.600	09/01/12	554,290
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BBB/NR)
325,000	5.800	09/01/14	330,317
175,000	5.900	09/01/15	177,805
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,633,921
North Clackamas School District No. 12 GO Bonds Refunding Series 2004 (AGM) (SCH BD GTY) (AA+/Aa1)
3,000,000	5.000	06/15/13	3,135,210

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oregon – (continued)
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
$ 1,050,000	2.000%	06/15/15	$ 1,088,777
1,120,000	2.000	06/15/16	1,170,747
790,000	2.000	06/15/17	826,063
1,165,000	2.000	06/15/18	1,207,441
1,445,000	3.000	06/15/19	1,578,446
1,245,000	3.000	06/15/20	1,352,244
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)
500,000	5.000	03/15/13	515,825
500,000	5.000	03/15/14	533,425
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (A+/A2)
500,000	5.000	05/01/15	553,150
2,000,000	5.000	05/01/16	2,274,220
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,175,000	3.000	08/01/17	1,295,226
1,120,000	3.000	08/01/18	1,238,407

			27,828,719

Pennsylvania – 1.2%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	850,838
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,300,000	4.250	12/15/12	1,316,458
1,345,000	4.250	12/15/13	1,394,093
1,050,000	4.250	12/15/15	1,107,424
645,000	4.250	12/15/17	676,940
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/WR)
790,000	5.400	11/15/14	814,190
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)
1,775,000	4.000	05/15/14	1,878,003
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (BBB/NR)(c)
2,500,000	2.625	12/03/12	2,521,375
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2006 B (AGM) (AA-/Aa3)
6,455,000	5.000	09/01/14	6,962,363
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (BBB/A1)
625,000	4.000	09/01/15	671,569
600,000	4.000	09/01/16	653,868
500,000	3.000	09/01/17	524,370
550,000	4.000	09/01/17	603,619
Pennsylvania State Commonwealth GO Bonds Refunding Series 2002 (AA/Aa1)
1,850,000	5.500	02/01/13	1,906,369
Pennsylvania State Commonwealth RB for Harrisburg Area Community College Project Series 2011 (AGM) (AA-/NR)
1,305,000	4.000	10/01/15	1,387,698
Pennsylvania State Department of General Services COPS Refunding Series 2001 (AGM) (AA-/Aa3)
250,000	5.000	11/01/12	250,785

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State University Bonds Refunding Series 2002 (AA/Aa1)
$ 1,000,000	5.250%	08/15/15	$ 1,139,110
Philadelphia GO Bonds Series 2011 (AGM) (AA-/Aa3)
1,460,000	5.000	08/01/16	1,667,335
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BBB-/Ba1)(f)
1,500,000	5.000	07/01/15	1,560,300
1,500,000	5.000	07/01/16	1,565,475
2,000,000	5.000	07/01/17	2,084,120
Philadelphia School District GO Bonds Refunding Series 2005 A (AMBAC) (ST AID WITHHLDG) (A+/Aa2)
1,000,000	5.000	08/01/13	1,047,500
Pittsburgh Water & Sewer Authority RB Refunding Subseries 2009 C-1D (ASSURED GTY) (AA-/NR)(c)
2,000,000	2.625	09/01/12	2,002,760
Red Lion Area School District GO Bonds RMKT 10/01/09 Series 2005 (AGM) (ST AID WITHHLDG) (AA-/NR)
1,000,000	4.000	05/01/13	1,029,350
Southeastern Pennsylvania Transportation Authority RB Refunding Series 2010 (AA-/A1)
3,000,000	3.000	03/01/14	3,106,800
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa1)(c)
2,000,000	5.500	09/15/13	2,105,340

			40,828,052

Puerto Rico – 2.1%
Government Development Bank for Puerto Rico RB Refunding RMKT 12/30/09 Series 1985 (NATL-RE) (COMWLTH GTD) (BBB/NR)
11,365,000	4.750	12/01/15	11,608,666
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BBB/Baa1)
2,645,000	5.000	12/01/15	2,870,354
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa2)
2,500,000	5.000	07/01/12	2,500,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BBB-/Baa2)
14,595,000	5.000	07/01/17	16,009,109
7,285,000	5.000	07/01/19	8,023,699
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2008 A (BBB/Baa1)
500,000	5.000	07/01/12	500,000
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AA-/Aa3)
825,000	5.000	07/01/14	889,317
Puerto Rico Commonwealth Highway & Transportation Authority RB for Transportation Series 2005 K (BBB/Baa1)
1,250,000	5.000	07/01/12	1,250,000
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding for Transportation Series 2004 I (BBB/Baa1)
2,100,000	5.000	07/01/24	2,181,312
Puerto Rico Electric Power Authority Power RB Refunding Series 2005 SS (NATL-RE) (BBB+/Baa1)
1,000,000	5.000	07/01/13	1,039,670
Puerto Rico Electric Power Authority Power RB Refunding Series 2012 B (BBB+/Baa1)
2,000,000	5.000	07/01/16	2,234,640

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding LIBOR Series 2007 UU (BBB+/Baa1)(b)
$ 20,825,000	1.014%	07/01/31	$ 13,994,192
Puerto Rico Electric Power Authority RB Refunding Series 1999 OO (AGC) (AA-/Aa3)
500,000	5.000	07/01/13	519,835
Puerto Rico Municipal Finance Agency GO Bonds Series 1999 A (AGM) (AA-/Aa3)
120,000	5.750	08/01/12	120,419
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA-/Aa3)
1,125,000	5.250	08/01/16	1,127,779
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2002 C (COMWLTH GTD) (BBB/Baa1)
2,250,000	5.500	07/01/16	2,511,090
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB/Baa1)
3,940,000	5.000	07/01/14	4,190,820

			71,570,902

Rhode Island – 0.0%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa1)
890,000	6.000	06/01/23	891,273

South Carolina – 2.0%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
1,255,000	4.000	03/01/13	1,286,387
2,400,000	5.000	03/01/14	2,572,032
Clemson University RB Refunding Series 2012 (AA/Aa2)
5,770,000	2.000	05/01/16	5,985,798
4,440,000	2.000	05/01/17	4,605,923
5,000,000	2.000	05/01/18	5,141,650
Columbia City South Carolina Waterworks and Sewer System RB Refunding Series 2011 B (AA/Aa1)
1,205,000	4.000	02/01/15	1,307,798
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,020,000	3.000	02/01/15	1,078,354
1,025,000	3.000	02/01/16	1,097,509
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA-/NR)
1,125,000	3.000	11/01/12	1,133,089
1,905,000	4.000	11/01/16	2,095,995
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
6,455,000	3.000	03/01/13	6,573,320
4,330,000	5.000	03/01/16	4,997,383
5,895,000	5.000	03/01/17	7,003,378
5,500,000	5.000	03/01/19	6,789,420
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/A1)
6,000,000	3.600	02/01/17	6,469,200
Richland County South Carolina GO Bonds Series 2009 A (AA+/Aa1)
1,585,000	5.000	03/01/13	1,633,422
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,615,000	3.000	03/01/13	1,644,603
1,595,000	3.000	03/01/14	1,663,362

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
South Carolina – (continued)
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
$ 1,000,000	3.000%	08/01/12	$ 1,001,550
1,080,000	3.500	08/01/13	1,109,419
1,000,000	5.000	08/01/14	1,077,750
Western Carolina Regional Sewer Authority RB Refunding for Sewer System Series 2005 B (AGM) (AA/Aa2)
2,200,000	5.000	03/01/15	2,447,214

			68,714,556

South Dakota – 0.0%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,250,000	4.250	11/01/14	1,337,037

Tennessee – 0.8%
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	987,615
Lewisburg Industrial Development Board Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 07/28/06 Series 2006 (BBB/NR)(a)
2,500,000	2.500	07/01/12	2,500,000
Maury County Tennessee GO Bonds Series 2006 (XLCA) (NR/Aa2)(a)
2,180,000	3.600	04/01/14	2,303,105
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)(a)
6,000,000	5.000	12/01/13	6,393,480
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO OF UNIV) (AA/Aa2)
5,000,000	4.500	10/01/12	5,051,050
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2010 A (A/A2)
3,285,000	4.000	07/01/13	3,383,386
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	5.000	06/01/14	5,381,450
Sevierville Public Building Authority RB for Local Government Public Improvement Series 2009 (MUN GOVT GTD) (AA/NR)
1,500,000	4.000	06/01/14	1,601,505

			27,601,591

Texas – 6.5%
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA/Aa1)
3,335,000	5.000	02/15/16	3,850,624
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,105,000	3.000	02/15/13	1,124,094
1,135,000	3.000	02/15/14	1,183,465
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
1,385,000	5.000	02/15/13	1,425,844
550,000	3.000	02/15/14	573,303

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Corpus Christi Texas Utility System RB Series 2005 (AGM) (AA-/Aa3)
$ 1,000,000	5.000%	07/15/12	$ 1,001,330
Dallas Texas Independent School District GO Bonds Refunding Series 2009 (A+/Aa2)
2,000,000	5.000	02/15/13	2,058,600
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A1)
2,500,000	4.000	11/01/13	2,617,875
2,000,000	4.000	11/01/14	2,145,980
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A1)
750,000	4.000	11/01/16	837,848
250,000	4.000	11/01/17	281,852
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A1)
8,045,000	3.000	11/01/13	8,318,369
1,750,000	5.000	11/01/18	2,088,958
Del Mar College District Limited Tax Refunding Bonds Series 2011 (AA/Aa2)
510,000	3.000	08/15/14	536,189
1,145,000	4.000	08/15/15	1,260,702
Denton Texas Independent School District GO Bonds for Capital Appreciation Series 2002 (PSF-GTD) (AA+/Aaa)(a)(d)
5,745,000	0.000	08/15/12	2,421,518
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
800,000	4.000	03/01/13	820,008
500,000	4.000	03/01/14	529,840
Fort Worth Texas General Purpose GO Bonds Series 2009 (AA+/Aa1)
4,260,000	4.000	03/01/13	4,366,543
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(d)
1,930,000	0.000	02/15/17	1,803,141
Gulf Coast Waste Disposal Authority Environmental Facilities RB for BP Products North America, Inc. Project RMKT 09/01/09 Series 2004 (A/A2)(c)
5,000,000	2.300	09/03/13	5,098,750
Harris County Texas Cultural Education Facilities Finance Corp. RB for Texas Children’s Hospitals Project Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,741,522
Harris County Texas Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA/NR)(c)
3,000,000	5.000	06/01/13	3,116,790
Harris County Texas Cultural Education Facilities Finance Corp. Thermal Utility RB for TECO Project Series 2009 A (AA/Aa3)
1,000,000	5.000	11/15/12	1,016,540
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA/NR)
1,000,000	4.000	10/01/13	1,046,480
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
3,040,000	3.000	08/15/16	3,312,506
2,250,000	4.000	08/15/17	2,585,497
Harris County Texas Tax and Sub Lien RB Refunding Series 2004 B (AGM) (AAA/Aaa)(c)
5,500,000	5.000	08/15/12	5,528,050

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BBB+/Baa2)
$ 500,000	4.000%	07/01/13	$ 509,495
855,000	4.000	07/01/14	882,420
930,000	4.000	07/01/15	967,209
2,005,000	4.500	07/01/16	2,136,689
Harrison County Texas Health Facilities Development Corp. RB Refunding for Good Shepherd Health System Series 2010 (NR/Baa2)
480,000	3.000	07/01/12	480,000
Hockley County Texas GO Bonds Series 2009 (ASSURED GTY) (AA-/NR)
1,050,000	4.000	02/15/13	1,068,679
Houston Texas Water and Sewer System Junior Lien RB Forward Refunding Series 2002 B (AMBAC) (AA/WR)(a)
5,500,000	5.750	12/01/12	5,622,045
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 2002 A (AGM) (AA/Aa3)(a)
7,775,000	5.000	12/01/12	7,923,969
3,855,000	5.125	12/01/12	3,930,789
Houston Utilities System RB Refunding Series 2012 (AA/NR)(c)
4,500,000	0.730	07/05/12	4,498,695
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,214,389
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(d)
1,500,000	0.000	08/15/13	1,495,185
2,000,000	0.000	08/15/14	1,975,700
1,000,000	0.000	08/15/15	979,410
Longview Independent School District Unlimited Tax GO Bonds for School Building Series 2008 (PSF-GTD) (AAA/NR)(d)
1,000,000	0.000	02/15/13	998,470
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,445,000	5.500	05/15/14	2,668,302
Lower Colorado River Authority RB Refunding Series 2008 (ETM) (NR/A1)(a)
5,000	5.500	05/15/14	5,478
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,820,476
Mansfield Independent School District VRDN GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(c)
6,000,000	1.750	08/01/17	6,129,120
Midland Texas COPS GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,155,000	4.000	03/01/13	1,183,886
1,255,000	4.000	03/01/14	1,328,606
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/1/09 Series 2006 (BBB/NR)(c)
4,000,000	3.750	06/01/15	4,270,240
North East Independent School District GO Bonds Unlimited Tax Refunding Series 2004 (PSF-GTD) (AAA/Aaa)
13,460,000	5.000	08/01/15	14,730,489
North Texas Municipal Water District RB Refunding for Water System Improvement Series 2009 (AAA/Aa2)
765,000	4.000	09/01/12	769,544

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(c)
$ 5,100,000	5.750%	01/01/16	$ 5,860,359
North Texas Tollway Authority System RB Refunding First Tier Series 2008 H (A-/A2)(c)
4,200,000	5.000	01/01/13	4,298,028
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A-/A2)
3,000,000	5.000	01/01/19	3,477,810
Northside Texas Independent School District Unlimited Tax Refunding Series 2011 A (PSF-GTD) (AAA/Aaa)(c)
6,885,000	1.350	06/01/14	6,969,548
Plano Texas Independent School District Unlimited Tax GO Bonds Refunding Series 2010 (PSF-GTD) (AAA/Aaa)
4,000,000	5.000	02/15/15	4,461,920
Point Isabel Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 1996 (PSF-GTD) (NR/Aaa)(d)
1,000,000	0.000	02/01/13	998,570
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,025,540
Sugar Land Texas GO Bonds Refunding for Fort Bend County Series 2012 (AAA/NR)
1,815,000	3.000	02/15/14	1,892,500
1,240,000	3.000	02/15/15	1,313,334
Tarrant County Limited Tax GO Bonds Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,263,510
Tarrant Regional Water District RB Prerefunded Refunding and Improvement Series 2002 (AGM) (AA-/Aa1)(a)
1,275,000	5.375	03/01/13	1,318,465
Tarrant Regional Water District RB Refunding and Improvement Series 2002 (AGM) (AAA/Aa1)
4,850,000	5.375	03/01/15	5,002,581
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (A-/Baa2)
10,360,000	5.625	12/15/17	11,377,870
Texas State Public Finance Authority GO Bonds Refunding Series 2002 (AA+/Aaa)(a)
5,000,000	5.375	10/01/12	5,062,100
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)
16,725,000	4.000	07/01/15	18,417,403
7,355,000	5.000	07/01/16	8,443,172
Tyler Texas Independent School District Series 2011 (PSF-GTD) (AAA/NR)(c)
1,485,000	1.150	08/15/14	1,485,891
University of North Texas Financing System RB Series 2009 A (AA/Aa2)
1,195,000	5.000	04/15/13	1,239,454

			219,189,558

U.S. Virgin Islands – 0.2%
Virgin Islands Public Finance Authority Senior Lien RB Matching Fund Loan Notes Series 2004 A (BBB/Baa2)
1,045,000	5.000	10/01/12	1,054,144
Virgin Islands Public Finance Authority Senior Lien RB Refunding Matching Fund Loan Notes Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,609,775

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
U.S. Virgin Islands – (continued)
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa2)
$ 605,000	4.000%	07/01/12	$ 605,000
1,285,000	4.000	07/01/13	1,309,916
480,000	4.000	07/01/14	495,869
680,000	4.750	07/01/15	724,812

			6,799,516

Utah – 0.7%
Box Elder School District GO Bonds for Utah School Bond Guaranty Program Series 2011 (SCH BD GTY) (NR/Aaa)
2,510,000	3.000	07/15/13	2,581,861
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AA/NR)
1,340,000	4.000	05/01/14	1,410,645
Intermountain Power Agency RB Refunding for Subordinated Power Supply Series 2009 A (A+/A1)
3,000,000	5.000	07/01/12	3,000,000
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	6,392,353
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	7,993,105
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AA/Aa3)
1,615,000	4.000	12/01/12	1,636,528
1,575,000	3.000	12/01/14	1,644,694

			24,659,186

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (A-/Baa1)
1,250,000	3.000	10/01/15	1,315,950
1,420,000	4.000	10/01/16	1,559,103
1,680,000	4.000	10/01/17	1,858,635

			4,733,688

Virginia – 1.5%
Fairfax County Virginia Economic Development Authority Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2007 (BBB/NR)
500,000	4.150	10/01/13	513,635
Louisa IDA Pollution Control RB Refunding for Electric and Power Co. Project Series 2008 C (A-/WR)(c)
6,250,000	1.500	12/01/14	6,340,500
Newport News Virginia GO Bonds Series 2009 B (AA/Aa1)
4,315,000	3.000	09/01/13	4,450,318
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,601,295
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AA+/Aaa)(a)
8,765,000	5.625	06/01/15	10,039,869
Virginia Beach Virginia GO Bonds for Public Improvement Series 2009 (AAA/Aaa)
1,000,000	3.000	06/01/13	1,024,950
Virginia Beach Virginia GO Bonds Refunding for Public Improvement Series 2004 B (AAA/Aaa)
1,455,000	5.000	05/01/13	1,511,847

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 2004 A (ETM) (ST APPROP) (AA+/NR)(a)
$ 105,000	5.000%	02/01/13	$ 107,869
Virginia College Building Authority Educational Facilities RB Unrefunded Balance for 21st Century College Program Series 2004 (ST APPROP) (AA+/Aa1)
2,395,000	5.000	02/01/13	2,460,288
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,103,520
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,953,523
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
3,000,000	4.500	08/01/13	3,135,450
Virginia State Public School Authority School Financing 1997 Resolution Series 2004 A (ST AID WITHHLDG) (AA+/Aa1)(a)
6,185,000	5.000	08/01/14	6,775,606
Wise County Virginia Industrial Development Authority Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A3)(c)
5,000,000	2.375	11/01/15	5,134,650
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A3)(c)
2,000,000	4.050	05/01/14	2,097,220

			52,250,540

Washington – 1.0%
Seattle Washington Water System RB Refunding Series 2012 (AA+/Aa1)
12,990,000	5.000	09/01/19	16,053,691
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/A3)
2,730,000	6.500	06/01/26	2,846,189
Washington State GO Bonds Series 2005 D (AGM) (AA+/Aa1)(a)
10,000,000	5.000	01/01/15	11,116,900
Washington State Various Purpose GO Bonds Refunding Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,582,390

			33,599,170

West Virginia – 0.6%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (NR/NR)(a)(d)
10,125,000	0.000	12/01/16	9,710,989
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (NR/Baa2)(c)
5,300,000	2.000	10/01/14	5,394,552
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB/NR)
500,000	5.000	05/01/17	549,750
1,445,000	5.000	05/01/18	1,598,271
1,565,000	5.000	05/01/19	1,735,350

			18,988,912

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – 0.2%
Kenosha City Promissory Notes GO Bonds for Capital
Appreciation Series 2005 D (AMBAC) (AA/Aa2)(d)
$ 1,500,000	0.000%	09/01/15	$ 1,430,460
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa2)
4,050,000	5.000	02/01/16	4,643,203

			6,073,663

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$ 3,256,503,680

Other Municipal Debt Obligation – 0.0%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)(c)(e)
$ 2,000,000	4.950%	09/30/12	$ 1,780,060

Short-Term Investments – 2.3%
Alaska – 0.1%
Valdez Alaska Marine Terminal VRDN RB Refunding for ExxonMobil Co. Pipeline Project Series 1993 B (A-1+/VMIG1)(c)
$ 2,000,000	0.130%	07/02/12	$ 2,000,000

California – 0.2%
Metropolitan Water District of Southern California Waterworks VRDN RB Series 2000 B-3 (A-1+/ VMIG1)(c)
6,000,000	0.130	07/02/12	6,000,000

Illinois – 0.1%
Chicago Illinois GO VRDN Project Series 2003 B-2 RMKT 3/18/09 (A-1/Aa3)(c)
1,000,000	0.180	07/02/12	1,000,000
Chicago Illinois GO VRDN Project Series 2003 B-3 RMKT 3/18/09 (A-1/VMIG1)(c)
1,000,000	0.180	07/02/12	1,000,000

			2,000,000

Louisiana – 0.0%
East Baton Rouge Parish Louisiana VRDN PCRB Refunding for ExxonMobil Project Series 1989 (A-1+/P-1)(c)
1,390,000	0.140	07/02/12	1,390,000

Maryland – 0.0%
Montgomery County GO VRDN Bonds Refunding for Public Improvement Anticipation Notes Series 2006 B (A-1+/ VMIG1)(c)
1,000,000	0.160	07/02/12	1,000,000

Massachusetts – 0.3%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Issue Series 1995 G (NR/ VMIG1)(c)
1,775,000	0.130	07/02/12	1,775,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N2 (A-1/VMIG1)(c)
8,050,000	0.130	07/02/12	8,050,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 2008 I (A-1+/VMIG1)(c)
1,000,000	0.130	07/02/12	1,000,000

			10,825,000

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – (continued)
Mississippi – 0.5%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2010 C (A-1+/ VMIG1)(c)
$ 1,700,000	0.140%	07/02/12	$ 1,700,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2010 I (A-1+/ VMIG1)(c)
1,000,000	0.160	07/02/12	1,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2011 D (A-1+/VMIG1)(c)
4,200,000	0.160	07/02/12	4,200,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A., Inc. Project Series 2011 G (A-1+/ VMIG1)(c)
2,000,000	0.140	07/02/12	2,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron U.S.A., Inc. Project Series 2010 L (A-1+/ VMIG1)(c)
7,600,000	0.140	07/02/12	7,600,000

			16,500,000

Missouri – 0.0%
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2003 B (A-1/ VMIG1)(c)
1,000,000	0.140	07/02/12	1,000,000

New York – 0.7%
New York City Municipal Water Finance Authority Water & Sewer Systems Second General Resolution VRDN RB Series 2010 DD-3B (A-1+/ VMIG1)(c)
2,800,000	0.140	07/02/12	2,800,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Fiscal Subseries 2012 B-2 (A- 1+/VMIG1)
2,150,000	0.140	07/02/12	2,150,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-C (LIQ - JPMorgan Chase Bank N.A.) (A-1/VMIG1)(c)
4,100,000	0.170	07/02/12	4,100,000
New York City VRDN GO Bonds Subseries 1993 A-7 (LOC - JPMorgan Chase Bank, N.A.) (A-1/VMIG1)(c)
1,600,000	0.170	07/02/12	1,600,000
New York City VRDN GO Bonds Subseries 1993 B-3 (LOC - JPMorgan Chase Bank, N.A.) (A-1/VMIG1)(c)
2,500,000	0.170	07/02/12	2,500,000
New York City VRDN GO Bonds Subseries 1993 E-5 (A-1/NR)
3,300,000	0.170	07/02/12	3,300,000
New York City VRDN GO Bonds Subseries 1993 E-5 (LOC - JPMorgan Chase Bank, N.A.) (A-1/VMIG1)(c)
2,400,000	0.170	07/02/12	2,400,000
New York City VRDN GO Bonds Subseries 2008 L-4 (LOC - U.S. BANK N.A. ) (A-1/VMIG1)(c)
3,500,000	0.120	07/02/12	3,500,000

			22,350,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments – (continued)
Rhode Island – 0.0%
Rhode Island State Industrial Facilities Corp. Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (A-1+/VMIG1)(c)
$ 1,000,000	0.130%	07/02/12	$ 1,000,000

Texas – 0.3%
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)(c)
1,300,000	0.160	07/02/12	1,300,000
Lower Neches Valley Authority Industrial Development Corporation Exxon Mobil Project VRDN RB Series 2012 (A-1/VMIG1)
8,400,000	0.140	07/02/12	8,400,000

			9,700,000

Virginia – 0.1%
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (ST APPROP) (A-1+/VMIG1)(c)
2,600,000	0.190	07/02/12	2,600,000

TOTAL SHORT-TERM INVESTMENTS			$ 76,365,000

TOTAL INVESTMENTS – 98.9%			$ 3,334,648,740

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			36,664,584

NET ASSETS -— 100.0%			$ 3,371,313,324

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2012.

(c)	Securities with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2012.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,780,060 which represents approximately 0.0% of net assets as of June 30, 2012.

(f)	When-issued security.

(g)	Inverse floating rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
CIFG	—	CIFC Assurance North America, Inc.
CITY APPROP	—	City Appropriation
CNTY GTD	—	County Guaranteed
COMWLTH	—	Commonwealth Guaranteed
GTD
COPS	—	Certificates of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GO OF	—	General Obligation of Participants
PARTICIPANTS
GO OF UNIV	—	General Obligation of University
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MUN GOVT	—	Municipal Government Guaranteed
GTD
NATL-RE	—	Insured by National Public Finance Guarantee
Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re- insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee Corp.-Insured Bond Certificates
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PRIV MTGS	—	Private Mortgages
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
SCH BD GTY	—	School Bond Guaranty
SCH BD RES	—	School Bond Reserve Fund
FD
SCSDE	—	South Carolina State Department of Education
SD CRED	—
PROG	—	School District Credit Program
ST AID DIR	—	State Aid Direct Deposit
DEP
ST AID	—	State Aid Withholding
WITHHLDG
ST APPROP	—	State Appropriation
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VRDN	—	Variable Rate Demand Notes
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,281,223,162
Gross unrealized gain	60,174,639
Gross unrealized loss	(6,749,061)
Net unrealized security gain	$53,425,578

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P.’s (“GSAM”) assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i.	Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii.	When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.	Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference

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Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unoberservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

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June 30, 2012 (Unaudited)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2012:

HIGH YIELD MUNICIPAL Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$3,066	$-	$-
Corporate Bonds	-	2,064,794	-
Municipal Debt Obligations	-	3,458,170,873	-
Short-term Investments	-	35,060,000	-
Total	$3,066	$3,495,295,667	$-

Derivative Type
Liabilities(a)
Credit Default Swap Contracts	$-	$(708,994)	$-

MUNICIPAL INCOME FUND Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$-	$587,748,780	$-
Short-term Investments	-	17,755,000	-
Total	$-	$605,503,780	$-

SHORT DURATION TAX-FREE Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$-	$3,258,283,740	$-
Short-term Investments	-	76,365,000	-
Total	$-	$3,334,648,740	$-

(a)	Amount shown represents unrealized gain (loss) at period end.

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Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Derivatives — The following table sets forth, by certain risk types, the gross value of derivative contracts as of June 30, 2012. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Liabilities(a)
High Yield Municipal	Credit	$(708,994)

(a)	Amount represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The Funds’ risks include, but are not limited to, the following:

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date August 28, 2012

*	Print the name and title of each signing officer under his or her signature.